UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Annual Report

August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Note to Shareholders
Fidelity® Large Cap Growth Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

In January 2019, the Board of Trustees approved to change the funds' investment advisor from FMR Co., Inc. (FMRC) to Fidelity Management & Research Company (FMR) effective February 1, 2019. There was no change to the management fee.

Fidelity® Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Growth Enhanced Index Fund	1.28%	11.12%	14.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Enhanced Index Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$38,199	Fidelity® Large Cap Growth Enhanced Index Fund
$41,941	Russell 1000® Growth Index

Fidelity® Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 2.92% for the 12 months ending August 31, 2019, a choppy period in which stocks seesawed due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, the index sunk amid the Fed’s decision to hold interest rates steady and signal it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The bull market roared back in June and recorded a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, three defensive sectors led the way: utilities (+21%), real estate (+20%) and consumer staples (+16%). The information technology sector rose about 8%, boosted by software & services (+18%), the market’s largest industry segment. Communication services stocks gained roughly 5%. In contrast, energy (-20%) was by far the weakest sector, followed by financials (-3%) and materials (-3%). Other notable laggards included health care (-1%), industrials (+1%) and consumer discretionary (+2%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 1.28%, trailing the 4.27% advance of the benchmark Russell 1000® Growth Index. Security selection in the information technology, materials and health care sectors detracted most from performance, while an underweighting in the outperforming real estate sector also weighed on the portfolio's relative result. Conversely, the fund modestly benefited from picks in consumer staples, although the positive impact was offset by an underweighting in this strong-performing group. Individually, our biggest detractor was biotechnology stock Biogen (-37%), which fell sharply in March following disappointing results in two late-stage drug trials involving its potential treatment for Alzheimer's disease. Meanwhile, the fund's stake in luxury fashion brand company Tapestry (formerly Coach), returned -49% with much of this decline coming late in the period after the company reported weak financial results. Consequently, we sold the stock in August. Another detractor was CarGurus (-33%), a provider of internet automotive research and shopping tools. In contrast, shares of consumer branded-goods company Procter & Gamble (+50%) contributed after reporting strong sales growth trends. Lastly, another holding that added relative value was Red Hat, gaining 27% for the fund. We sold most of this position last October after the company agreed to be acquired by IBM, and then sold our remaining position in July, shortly after the merger closed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	7.8
Apple, Inc.	6.3
Amazon.com, Inc.	5.6
Facebook, Inc. Class A	3.7
Visa, Inc. Class A	2.7
Alphabet, Inc. Class A	2.5
Alphabet, Inc. Class C	2.3
MasterCard, Inc. Class A	2.3
UnitedHealth Group, Inc.	2.1
Merck & Co., Inc.	2.0
37.3

Top Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	37.9
Health Care	16.1
Consumer Discretionary	14.0
Communication Services	11.4
Industrials	8.5
Consumer Staples	5.9
Financials	3.8
Real Estate	1.5
Materials	0.1

Asset Allocation (% of fund's net assets)

As of August 31, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.8%

Fidelity® Large Cap Growth Enhanced Index Fund

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	80,022	$4,654,080
Entertainment - 1.2%
Electronic Arts, Inc. (a)	44,837	4,200,330
Netflix, Inc. (a)	29,153	8,563,694
		12,764,024
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	23,495	27,971,502
Class C (a)	21,860	25,971,866
CarGurus, Inc. Class A (a)(b)	29,518	962,877
Facebook, Inc. Class A (a)	217,564	40,395,108
		95,301,353
Media - 1.1%
Comcast Corp. Class A	133,926	5,927,565
Omnicom Group, Inc.	77,569	5,899,898
		11,827,463
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	19,740	1,540,707

TOTAL COMMUNICATION SERVICES		126,087,627

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.5%
Gentex Corp.	219,043	5,826,544
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	4,624	763,191
Frontdoor, Inc. (a)	102,909	5,283,348
		6,046,539
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	5,954	4,991,953
Darden Restaurants, Inc.	2,154	260,591
Norwegian Cruise Line Holdings Ltd. (a)	75,764	3,845,023
Starbucks Corp.	157,059	15,165,617
		24,263,184
Household Durables - 0.6%
NVR, Inc. (a)	1,858	6,686,942
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	34,812	61,836,207
eBay, Inc.	124,884	5,031,576
Etsy, Inc. (a)	12,270	647,733
The Booking Holdings, Inc. (a)	1,042	2,048,999
		69,564,515
Multiline Retail - 0.2%
Dollar General Corp.	12,100	1,888,689
Target Corp.	6,610	707,534
		2,596,223
Specialty Retail - 2.8%
AutoZone, Inc. (a)	7,131	7,856,151
IAA Spinco, Inc. (a)	19,325	944,026
Lowe's Companies, Inc.	8,035	901,527
The Home Depot, Inc.	76,191	17,364,691
TJX Companies, Inc.	14,629	804,156
Ulta Beauty, Inc. (a)	10,640	2,529,447
		30,399,998
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	34,074	5,024,211
lululemon athletica, Inc. (a)	12,122	2,238,570
NIKE, Inc. Class B	30,881	2,609,445
		9,872,226

TOTAL CONSUMER DISCRETIONARY		155,256,171

CONSUMER STAPLES - 5.9%
Beverages - 2.3%
Coca-Cola Bottling Co. Consolidated	7,482	2,518,516
PepsiCo, Inc.	113,962	15,582,024
The Coca-Cola Co.	130,727	7,195,214
		25,295,754
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	14,134	4,166,138
Sysco Corp.	101,714	7,560,402
Walmart, Inc.	17,503	1,999,893
		13,726,433
Food Products - 0.8%
General Mills, Inc.	101,474	5,459,301
The Hershey Co.	21,461	3,401,139
		8,860,440
Household Products - 1.4%
Colgate-Palmolive Co.	80,657	5,980,717
Kimberly-Clark Corp.	17,471	2,465,333
Procter & Gamble Co.	58,482	7,031,291
		15,477,341
Tobacco - 0.2%
Altria Group, Inc.	47,707	2,086,704

TOTAL CONSUMER STAPLES		65,446,672

FINANCIALS - 3.8%
Capital Markets - 2.1%
FactSet Research Systems, Inc.	5,700	1,550,913
LPL Financial	71,769	5,379,087
MarketAxess Holdings, Inc.	3,205	1,274,372
Morningstar, Inc.	4,885	789,318
MSCI, Inc.	28,519	6,691,413
Raymond James Financial, Inc.	30,678	2,408,530
SEI Investments Co.	96,526	5,551,210
		23,644,843
Consumer Finance - 0.5%
American Express Co.	2,161	260,120
Discover Financial Services	10,455	836,086
Synchrony Financial	155,864	4,995,441
		6,091,647
Insurance - 1.1%
FNF Group	15,109	663,889
Kemper Corp.	3,067	214,629
Primerica, Inc.	5,189	618,373
Progressive Corp.	88,220	6,687,076
Selective Insurance Group, Inc.	28,610	2,278,214
W.R. Berkley Corp.	18,294	1,303,448
		11,765,629
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	12,336	598,296

TOTAL FINANCIALS		42,100,415

HEALTH CARE - 16.1%
Biotechnology - 4.2%
AbbVie, Inc.	199,064	13,086,467
Alexion Pharmaceuticals, Inc. (a)	3,104	312,759
Amgen, Inc.	72,733	15,173,558
Biogen, Inc. (a)	29,923	6,575,579
Celgene Corp. (a)	43,063	4,168,498
Exact Sciences Corp. (a)	2,541	302,938
Incyte Corp. (a)	6,870	562,103
Regeneron Pharmaceuticals, Inc. (a)	20,261	5,876,703
Sage Therapeutics, Inc. (a)	383	65,750
		46,124,355
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	126,804	10,818,917
Boston Scientific Corp. (a)	129,301	5,525,032
DexCom, Inc. (a)	6,047	1,037,726
Edwards Lifesciences Corp. (a)	41,563	9,220,336
Haemonetics Corp. (a)	4,581	611,701
Hill-Rom Holdings, Inc.	20,025	2,156,292
Hologic, Inc. (a)	17,109	844,671
IDEXX Laboratories, Inc. (a)	758	219,623
Masimo Corp. (a)	12,425	1,904,131
Medtronic PLC	7,286	786,087
Novocure Ltd. (a)	5,135	466,566
STERIS PLC	4,411	681,058
Stryker Corp.	304	67,081
Tandem Diabetes Care, Inc. (a)	54,114	3,919,477
		38,258,698
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	4,316	355,077
Anthem, Inc.	6,904	1,805,534
Centene Corp. (a)	8,750	407,925
Chemed Corp.	6,139	2,636,271
Molina Healthcare, Inc. (a)	36,420	4,744,798
UnitedHealth Group, Inc.	98,034	22,939,956
		32,889,561
Health Care Technology - 0.6%
Veeva Systems, Inc. Class A (a)	44,823	7,188,713
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	70,670	5,025,344
Medpace Holdings, Inc. (a)	4,321	349,612
Thermo Fisher Scientific, Inc.	2,704	776,210
		6,151,166
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co. (b)	125,137	6,015,336
Eli Lilly & Co.	101,122	11,423,752
Johnson & Johnson	60,755	7,798,512
Merck & Co., Inc.	260,821	22,553,192
		47,790,792

TOTAL HEALTH CARE		178,403,285

INDUSTRIALS - 8.5%
Aerospace & Defense - 2.5%
Arconic, Inc.	27,290	705,174
Harris Corp.	7,129	1,507,142
HEICO Corp.	29,954	4,333,445
Lockheed Martin Corp.	4,874	1,872,152
Raytheon Co.	7,310	1,354,689
Teledyne Technologies, Inc. (a)	6,200	1,913,258
The Boeing Co.	43,038	15,669,705
United Technologies Corp.	877	114,220
		27,469,785
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	4,254	504,780
Airlines - 0.4%
Southwest Airlines Co.	79,726	4,171,264
Construction & Engineering - 0.5%
EMCOR Group, Inc.	68,287	5,971,015
Industrial Conglomerates - 0.0%
3M Co.	574	92,827
Machinery - 1.8%
Allison Transmission Holdings, Inc.	127,366	5,658,871
Caterpillar, Inc.	45,157	5,373,683
Cummins, Inc.	34,704	5,180,266
IDEX Corp.	21,280	3,505,029
		19,717,849
Professional Services - 1.6%
CoStar Group, Inc. (a)	11,648	7,162,006
FTI Consulting, Inc. (a)	10,438	1,128,765
Insperity, Inc.	30,637	3,034,901
Robert Half International, Inc.	109,618	5,861,274
		17,186,946
Road & Rail - 1.7%
CSX Corp.	97,914	6,562,196
Landstar System, Inc.	3,974	443,180
Union Pacific Corp.	70,536	11,424,011
		18,429,387

TOTAL INDUSTRIALS		93,543,853

INFORMATION TECHNOLOGY - 37.9%
Communications Equipment - 1.9%
Ciena Corp. (a)	82,097	3,360,230
Cisco Systems, Inc.	356,367	16,681,539
F5 Networks, Inc. (a)	4,404	566,927
Ubiquiti, Inc.	3,081	340,481
		20,949,177
Electronic Equipment & Components - 1.4%
Keysight Technologies, Inc. (a)	65,187	6,314,013
National Instruments Corp.	78,372	3,291,624
Zebra Technologies Corp. Class A (a)	30,446	6,242,343
		15,847,980
IT Services - 9.6%
Accenture PLC Class A	80,078	15,869,057
Amdocs Ltd.	89,663	5,804,783
Automatic Data Processing, Inc.	7,036	1,194,994
Booz Allen Hamilton Holding Corp. Class A	4,001	302,116
Fiserv, Inc. (a)	30,338	3,244,346
Genpact Ltd.	56,845	2,328,371
IBM Corp.	73,235	9,925,540
MasterCard, Inc. Class A	91,790	25,826,952
Maximus, Inc.	26,234	2,018,444
Okta, Inc. (a)	2,720	344,080
PayPal Holdings, Inc. (a)	46,412	5,061,229
Total System Services, Inc.	5,477	735,123
VeriSign, Inc. (a)	15,291	3,117,070
Visa, Inc. Class A	167,211	30,235,093
		106,007,198
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	62,844	1,976,444
Applied Materials, Inc.	157,749	7,575,107
Broadcom, Inc.	10,110	2,857,490
Cirrus Logic, Inc. (a)	1,136	60,935
Enphase Energy, Inc. (a)	15,946	473,118
Intel Corp.	118,903	5,637,191
Lam Research Corp.	29,397	6,188,362
NVIDIA Corp.	10,211	1,710,445
Qualcomm, Inc.	17,322	1,347,132
Texas Instruments, Inc.	26,257	3,249,304
Xilinx, Inc.	61,610	6,411,137
		37,486,665
Software - 15.3%
Adobe, Inc. (a)	28,503	8,109,389
Alteryx, Inc. Class A (a)	45,342	6,458,968
Atlassian Corp. PLC (a)	1,140	153,341
Avalara, Inc. (a)	15,253	1,286,438
Cadence Design Systems, Inc. (a)	103,420	7,082,202
Citrix Systems, Inc.	26,147	2,431,148
Dropbox, Inc. Class A (a)	56,107	1,004,315
Fair Isaac Corp. (a)	1,323	466,649
Fortinet, Inc. (a)	26,482	2,096,845
Intuit, Inc.	40,609	11,710,011
Manhattan Associates, Inc. (a)	15,008	1,240,111
Microsoft Corp.	629,685	86,808,378
Oracle Corp.	76,852	4,000,915
RingCentral, Inc. (a)	15,508	2,188,644
Salesforce.com, Inc. (a)	88,682	13,840,600
ServiceNow, Inc. (a)	7,916	2,072,725
Smartsheet, Inc. (a)	37,842	1,839,121
Synopsys, Inc. (a)	53,281	7,555,779
The Trade Desk, Inc. (a)(b)	4,900	1,204,273
Verint Systems, Inc. (a)	62,527	3,332,064
VMware, Inc. Class A	13,085	1,850,742
Workday, Inc. Class A (a)	4,604	816,197
Zscaler, Inc. (a)	18,546	1,274,852
		168,823,707
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	335,031	69,934,371

TOTAL INFORMATION TECHNOLOGY		419,049,098

MATERIALS - 0.1%
Chemicals - 0.1%
Axalta Coating Systems Ltd. (a)	753	21,747
NewMarket Corp.	3,052	1,448,937
		1,470,684
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Assets Trust, Inc.	11,590	543,107
American Tower Corp.	41,392	9,528,024
CubeSmart	2,492	89,438
PS Business Parks, Inc.	1,603	287,915
Realty Income Corp.	26,643	1,966,520
SBA Communications Corp. Class A	10,730	2,815,874
Store Capital Corp.	9,029	340,935
		15,571,813
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	22,522	1,177,225

TOTAL REAL ESTATE		16,749,038

TOTAL COMMON STOCKS
(Cost $780,997,554)		1,098,106,843
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $999,261)	1,000,000	999,534
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.13% (d)	7,282,398	$7,283,854
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	1,341,616	1,341,750
TOTAL MONEY MARKET FUNDS
(Cost $8,625,604)		8,625,604
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $790,622,419)		1,107,731,981
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,234,733)
NET ASSETS - 100%		$1,106,497,248

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	59	Sept. 2019	$8,628,160	$130,738	$130,738

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $13,938,840.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $526,755.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$232,454
Fidelity Securities Lending Cash Central Fund	61,840
Total	$294,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$126,087,627	$126,087,627	$--	$--
Consumer Discretionary	155,256,171	155,256,171	--	--
Consumer Staples	65,446,672	65,446,672	--	--
Financials	42,100,415	42,100,415	--	--
Health Care	178,403,285	178,403,285	--	--
Industrials	93,543,853	93,543,853	--	--
Information Technology	419,049,098	419,049,098	--	--
Materials	1,470,684	1,470,684	--	--
Real Estate	16,749,038	16,749,038	--	--
U.S. Government and Government Agency Obligations	999,534	--	999,534	--
Money Market Funds	8,625,604	8,625,604	--	--
Total Investments in Securities:	$1,107,731,981	$1,106,732,447	$999,534	$--
Derivative Instruments:
Assets
Futures Contracts	$130,738	$130,738	$--	$--
Total Assets	$130,738	$130,738	$--	$--
Total Derivative Instruments:	$130,738	$130,738	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$130,738	$0
Total Equity Risk	130,738	0
Total Value of Derivatives	$130,738	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value (including securities loaned of $1,307,216) — See accompanying schedule: Unaffiliated issuers (cost $781,996,815)	$1,099,106,377
Fidelity Central Funds (cost $8,625,604)	8,625,604
Total Investment in Securities (cost $790,622,419)		$1,107,731,981
Receivable for investments sold		4,154,994
Receivable for fund shares sold		329,521
Dividends receivable		1,197,413
Distributions receivable from Fidelity Central Funds		13,137
Total assets		1,113,427,046
Liabilities
Payable for investments purchased	$4,314,355
Payable for fund shares redeemed	913,603
Accrued management fee	357,491
Payable for daily variation margin on futures contracts	2,599
Collateral on securities loaned	1,341,750
Total liabilities		6,929,798
Net Assets		$1,106,497,248
Net Assets consist of:
Paid in capital		$767,246,943
Total distributable earnings (loss)		339,250,305
Net Assets, for 54,679,316 shares outstanding		$1,106,497,248
Net Asset Value, offering price and redemption price per share ($1,106,497,248 ÷ 54,679,316 shares)		$20.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$15,540,677
Interest		23,242
Income from Fidelity Central Funds (including $61,840 from security lending)		294,294
Total income		15,858,213
Expenses
Management fee	$4,227,861
Independent trustees' fees and expenses	6,372
Commitment fees	2,913
Total expenses before reductions	4,237,146
Expense reductions	(715)
Total expenses after reductions		4,236,431
Net investment income (loss)		11,621,782
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,447,048
Fidelity Central Funds	68
Futures contracts	1,083,902
Total net realized gain (loss)		29,531,018
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(33,858,055)
Futures contracts	(384,101)
Total change in net unrealized appreciation (depreciation)		(34,242,156)
Net gain (loss)		(4,711,138)
Net increase (decrease) in net assets resulting from operations		$6,910,644

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,621,782	$12,362,157
Net realized gain (loss)	29,531,018	67,173,651
Change in net unrealized appreciation (depreciation)	(34,242,156)	166,554,471
Net increase (decrease) in net assets resulting from operations	6,910,644	246,090,279
Distributions to shareholders	(74,861,683)	–
Distributions to shareholders from net investment income	–	(9,595,922)
Distributions to shareholders from net realized gain	–	(24,876,385)
Total distributions	(74,861,683)	(34,472,307)
Share transactions
Proceeds from sales of shares	170,935,114	257,337,762
Reinvestment of distributions	71,477,254	32,926,414
Cost of shares redeemed	(249,950,148)	(244,227,679)
Net increase (decrease) in net assets resulting from share transactions	(7,537,780)	46,036,497
Total increase (decrease) in net assets	(75,488,819)	257,654,469
Net Assets
Beginning of period	1,181,986,067	924,331,598
End of period	$1,106,497,248	$1,181,986,067
Other Information
Undistributed net investment income end of period		$7,947,045
Shares
Sold	8,835,455	13,103,171
Issued in reinvestment of distributions	4,077,425	1,756,075
Redeemed	(13,010,061)	(12,568,315)
Net increase (decrease)	(97,181)	2,290,931

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Enhanced Index Fund

Years ended August 31,	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$21.58	$17.61	$16.65	$13.86	$15.42	$14.22
Income from Investment Operations
Net investment income (loss)D	.21	.23	.12	.22	.20	.20
Net realized and unrealized gain (loss)	(.15)	4.40	1.04	2.73	(1.09)	2.15
Total from investment operations	.06	4.63	1.16	2.95	(.89)	2.35
Distributions from net investment income	(.24)E	(.18)	(.04)	(.16)	(.18)	(.15)
Distributions from net realized gain	(1.16)E	(.48)	(.16)	–	(.49)	(1.00)
Total distributions	(1.40)	(.66)	(.20)	(.16)	(.67)	(1.15)
Net asset value, end of period	$20.24	$21.58	$17.61	$16.65	$13.86	$15.42
Total ReturnF,G	1.28%	26.86%	7.04%	21.33%	(6.01)%	17.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	.39%	.39%	.40%J	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%	.39%	.40%J	.45%	.45%	.45%
Expenses net of all reductions	.39%	.39%	.40%J	.45%	.45%	.45%
Net investment income (loss)	1.07%	1.18%	1.44%J	1.43%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,106,497	$1,181,986	$924,332	$825,463	$449,088	$404,087
Portfolio turnover rateK	85%	100%	110%J	86%	89%	69%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Value Enhanced Index Fund	(0.77)%	6.82%	11.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Enhanced Index Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$30,138	Fidelity® Large Cap Value Enhanced Index Fund
$29,682	Russell 1000® Value Index

Fidelity® Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 2.92% for the 12 months ending August 31, 2019, a choppy period in which stocks seesawed due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, the index sunk amid the Fed’s decision to hold interest rates steady and signal it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The bull market roared back in June and recorded a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, three defensive sectors led the way: utilities (+21%), real estate (+20%) and consumer staples (+16%). The information technology sector rose about 8%, boosted by software & services (+18%), the market’s largest industry segment. Communication services stocks gained roughly 5%. In contrast, energy (-20%) was by far the weakest sector, followed by financials (-3%) and materials (-3%). Other notable laggards included health care (-1%), industrials (+1%) and consumer discretionary (+2%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund returned -0.77%, trailing the 0.62% gain in the benchmark Russell 1000® Value Index. Security selection in the health care, consumer discretionary and real estate sectors detracted most from performance during the reporting period. Conversely, the fund benefited from investment choices in industrials, while a combination of stock picking and an underweighting in the lagging energy group also contributed. Individually, the portfolio's biggest detractor was Antero Resources, which returned -82% for the fund the past 12 months. With energy pricing weak for much of the year, Antero and other energy exploration and production companies struggled. As a result, we ultimately sold this stock. Another detractor was chemical manufacturer Huntsman (-33%), which in July reported weaker-than-anticipated financial results. Also hampering the fund's result this period was PVH, an owner of well-known clothing brands that returned -37% in the portfolio. After the company issued disappointing financial guidance in May, we eliminated our position in June. In contrast, oilfield services company Schlumberger was our leading relative contributor. For most of the period, we avoided this poor-performing stock, resulting in a -26% return for the fund, compared with -46% in the index. Lastly, another key contributor was consumer branded-goods company Procter & Gamble (+49%), which reported strong sales growth trends.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
JPMorgan Chase & Co.	3.0
Procter & Gamble Co.	2.6
Berkshire Hathaway, Inc. Class B	2.4
AT&T, Inc.	2.4
Exxon Mobil Corp.	2.4
Verizon Communications, Inc.	2.2
Chevron Corp.	2.2
Intel Corp.	2.1
Wells Fargo& Co.	1.9
Johnson & Johnson	1.8
23.0

Top Market Sectors as of August 31, 2019

% of fund's net assets
Financials	20.9
Health Care	14.5
Industrials	10.1
Consumer Staples	9.8
Communication Services	9.3
Information Technology	7.7
Energy	6.5
Consumer Discretionary	5.9
Utilities	5.8
Real Estate	3.7

Asset Allocation (% of fund's net assets)

As of August 31, 2019 *
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)%

 * Foreign investments - 6.3%

Fidelity® Large Cap Value Enhanced Index Fund

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	2,546,810	$89,800,521
CenturyLink, Inc. (a)	1,307,673	14,881,319
Verizon Communications, Inc.	1,451,131	84,397,779
		189,079,619
Entertainment - 1.8%
Electronic Arts, Inc. (b)	217,341	20,360,505
The Walt Disney Co.	341,303	46,847,250
		67,207,755
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (b)	15,335	18,256,778
TripAdvisor, Inc. (b)	38,674	1,469,225
		19,726,003
Media - 1.9%
Comcast Corp. Class A	1,102,592	48,800,722
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	215,562	8,728,105
Liberty SiriusXM Series C (b)	119,991	4,896,833
Omnicom Group, Inc. (a)	126,685	9,635,661
Sinclair Broadcast Group, Inc. Class A (a)	6,893	307,221
		72,368,542
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	115,996	2,923,099

TOTAL COMMUNICATION SERVICES		351,305,018

CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.1%
BorgWarner, Inc.	128,944	4,207,443
Gentex Corp.	43,563	1,158,776
		5,366,219
Automobiles - 0.6%
Ford Motor Co.	2,352,418	21,571,673
Distributors - 0.0%
LKQ Corp. (b)	40,774	1,071,133
Diversified Consumer Services - 0.4%
Frontdoor, Inc. (b)	183,272	9,409,184
Graham Holdings Co.	723	509,035
Laureate Education, Inc. Class A (b)	68,719	1,257,558
Service Corp. International (a)	68,755	3,183,357
		14,359,134
Hotels, Restaurants & Leisure - 1.5%
ARAMARK Holdings Corp.	40,794	1,666,843
Carnival Corp.	50,620	2,231,330
Chipotle Mexican Grill, Inc. (b)	2,383	1,997,955
Cracker Barrel Old Country Store, Inc.	5,677	938,976
Darden Restaurants, Inc.	112,867	13,654,650
Extended Stay America, Inc. unit	911,415	12,805,381
International Game Technology PLC (a)	370,125	4,434,098
McDonald's Corp.	88,659	19,325,002
		57,054,235
Household Durables - 1.0%
Garmin Ltd.	174,427	14,228,010
Meritage Homes Corp. (b)	22,695	1,482,891
PulteGroup, Inc.	450,051	15,211,724
Toll Brothers, Inc.	205,352	7,431,689
		38,354,314
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	164,023	6,608,487
Multiline Retail - 0.8%
Target Corp.	284,405	30,442,711
Specialty Retail - 0.8%
Advance Auto Parts, Inc. (a)	41,323	5,700,508
AutoNation, Inc. (b)	66,255	3,144,462
AutoZone, Inc. (b)	11,086	12,213,335
The Home Depot, Inc.	41,805	9,527,778
		30,586,083
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (b)	46,135	6,802,606
Ralph Lauren Corp. (a)	120,457	10,641,171
		17,443,777

TOTAL CONSUMER DISCRETIONARY		222,857,766

CONSUMER STAPLES - 9.8%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	3,865	1,694,493
Coca-Cola Bottling Co. Consolidated	1,506	506,935
Molson Coors Brewing Co. Class B	93,024	4,777,713
PepsiCo, Inc.	17,798	2,433,521
The Coca-Cola Co.	17,071	939,588
		10,352,250
Food & Staples Retailing - 2.6%
Casey's General Stores, Inc.	6,023	1,010,961
Costco Wholesale Corp.	28,001	8,253,575
Kroger Co.	959,140	22,712,435
U.S. Foods Holding Corp. (b)	60,107	2,431,328
Walmart, Inc.	552,060	63,078,376
		97,486,675
Food Products - 3.0%
Flowers Foods, Inc.	18,368	418,790
General Mills, Inc.	487,618	26,233,848
Ingredion, Inc.	37,635	2,908,056
Mondelez International, Inc.	668,560	36,917,883
Pilgrim's Pride Corp. (b)	6,305	196,464
Seaboard Corp.	44	181,728
The Hershey Co.	126,183	19,997,482
The J.M. Smucker Co.	62,686	6,592,060
The Kraft Heinz Co.	322,909	8,240,638
Tyson Foods, Inc. Class A	132,072	12,287,979
		113,974,928
Household Products - 3.1%
Clorox Co.	3,028	478,908
Colgate-Palmolive Co.	30,347	2,250,230
Kimberly-Clark Corp.	116,426	16,428,873
Procter & Gamble Co.	798,689	96,026,378
Spectrum Brands Holdings, Inc.	18,318	1,023,427
		116,207,816
Tobacco - 0.8%
Altria Group, Inc.	187,844	8,216,297
Philip Morris International, Inc.	281,645	20,303,788
		28,520,085

TOTAL CONSUMER STAPLES		366,541,754

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	685,965	80,751,800
ConocoPhillips Co.	661,642	34,524,480
Exxon Mobil Corp.	1,311,082	89,782,895
HollyFrontier Corp.	100,328	4,450,550
Kinder Morgan, Inc.	1,421,924	28,822,399
Marathon Oil Corp.	466,069	5,518,257
		243,850,381
FINANCIALS - 20.9%
Banks - 9.3%
Bank of America Corp.	2,434,056	66,960,881
Citigroup, Inc.	893,388	57,489,518
JPMorgan Chase & Co.	1,039,075	114,152,780
M&T Bank Corp.	131,853	19,278,227
Regions Financial Corp.	906,283	13,249,857
SunTrust Banks, Inc.	63,173	3,885,771
U.S. Bancorp	52,623	2,772,706
Wells Fargo & Co.	1,531,465	71,320,325
		349,110,065
Capital Markets - 1.6%
Affiliated Managers Group, Inc.	22,319	1,710,305
Charles Schwab Corp.	25,803	987,481
CME Group, Inc.	7,572	1,645,320
Donnelley Financial Solutions, Inc. (b)	8,441	89,728
FactSet Research Systems, Inc.	7,591	2,065,435
Goldman Sachs Group, Inc.	5,844	1,191,650
Invesco Ltd. (a)	1,099,644	17,264,411
Legg Mason, Inc.	49,662	1,827,065
Morgan Stanley	793,585	32,925,842
State Street Corp.	32,909	1,688,561
		61,395,798
Consumer Finance - 2.5%
Ally Financial, Inc.	692,927	21,723,261
American Express Co.	135,007	16,250,793
Capital One Financial Corp.	326,482	28,279,871
Discover Financial Services	40,651	3,250,860
Navient Corp.	207,521	2,643,818
Santander Consumer U.S.A. Holdings, Inc.	24,032	627,476
Synchrony Financial	663,999	21,281,168
		94,057,247
Diversified Financial Services - 2.6%
AXA Equitable Holdings, Inc.	5,099	105,906
Berkshire Hathaway, Inc. Class B (b)	446,636	90,850,229
Jefferies Financial Group, Inc.	319,398	5,953,579
		96,909,714
Insurance - 4.5%
Alleghany Corp. (b)	218	163,350
Allstate Corp.	254,592	26,067,675
American National Insurance Co.	4,678	533,619
Arch Capital Group Ltd. (b)	247,509	9,776,606
Assurant, Inc.	7,253	892,119
Axis Capital Holdings Ltd.	41,763	2,563,831
Chubb Ltd.	2,157	337,096
CNA Financial Corp.	8,538	402,396
Everest Re Group Ltd.	2,578	608,099
First American Financial Corp.	369,716	21,609,900
FNF Group	271,159	11,914,726
Hanover Insurance Group, Inc.	29,992	3,993,435
Hartford Financial Services Group, Inc.	249,420	14,536,198
Kemper Corp.	23,293	1,630,044
Lincoln National Corp.	56,182	2,970,904
Loews Corp.	322,745	15,514,352
Old Republic International Corp.	470,635	10,994,034
Primerica, Inc.	14,681	1,749,535
Progressive Corp.	328,806	24,923,495
Prudential Financial, Inc.	69,926	5,600,373
Selective Insurance Group, Inc.	23,739	1,890,337
Unum Group	338,734	8,607,231
		167,279,355
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	879,189	7,297,269
MFA Financial, Inc.	961,669	6,895,167
		14,192,436
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	52,162	1,176,253

TOTAL FINANCIALS		784,120,868

HEALTH CARE - 14.5%
Biotechnology - 2.2%
Amgen, Inc.	103,504	21,593,004
Biogen, Inc. (b)	114,751	25,216,532
Gilead Sciences, Inc.	270,812	17,207,394
Regeneron Pharmaceuticals, Inc. (b)	59,083	17,137,024
		81,153,954
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	494,338	42,176,918
Baxter International, Inc.	285,199	25,083,252
Boston Scientific Corp. (b)	69,655	2,976,358
CONMED Corp.	908	91,499
Danaher Corp.	118,971	16,904,589
Dentsply Sirona, Inc.	41,619	2,170,431
Edwards Lifesciences Corp. (b)	24,616	5,460,813
Haemonetics Corp. (b)	20,895	2,790,109
Hill-Rom Holdings, Inc. (a)	92,309	9,939,833
Hologic, Inc. (b)	210,520	10,393,372
Integer Holdings Corp. (b)	1,771	128,220
Integra LifeSciences Holdings Corp. (b)	13,418	805,348
Medtronic PLC	470,825	50,797,309
Zimmer Biomet Holdings, Inc.	43,234	6,018,173
		175,736,224
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	9,391	772,598
Anthem, Inc.	8,648	2,261,625
CVS Health Corp.	494,250	30,109,710
Molina Healthcare, Inc. (b)	128,322	16,717,790
UnitedHealth Group, Inc.	23,245	5,439,330
		55,301,053
Health Care Technology - 0.0%
Cerner Corp.	18,365	1,265,532
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	156,882	11,155,879
Thermo Fisher Scientific, Inc.	31,570	9,062,484
		20,218,363
Pharmaceuticals - 5.6%
Allergan PLC	56,108	8,961,570
Bristol-Myers Squibb Co. (a)	680,949	32,733,218
Corteva, Inc.	285,319	8,365,553
Johnson & Johnson	534,605	68,621,898
Merck & Co., Inc.	267,171	23,102,276
Mylan NV (b)	1,103,696	21,488,961
Pfizer, Inc.	1,301,103	46,254,212
		209,527,688

TOTAL HEALTH CARE		543,202,814

INDUSTRIALS - 10.1%
Aerospace & Defense - 3.0%
Arconic, Inc.	818,341	21,145,931
Harris Corp.	105,701	22,346,248
Lockheed Martin Corp.	27,171	10,436,653
Moog, Inc. Class A	78,524	6,380,075
Parsons Corp.	77,446	2,634,713
Raytheon Co.	8,268	1,532,226
United Technologies Corp.	368,171	47,950,591
		112,426,437
Airlines - 0.3%
JetBlue Airways Corp. (b)	167,404	2,899,437
Southwest Airlines Co.	141,424	7,399,304
		10,298,741
Building Products - 0.8%
Johnson Controls International PLC	684,702	29,229,928
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	2,321	86,480
KAR Auction Services, Inc.	279,932	7,434,994
Republic Services, Inc.	259,736	23,181,438
UniFirst Corp.	32,208	6,309,869
Waste Management, Inc.	53,309	6,362,429
		43,375,210
Construction & Engineering - 0.4%
EMCOR Group, Inc.	147,426	12,890,929
Valmont Industries, Inc.	6,561	889,016
		13,779,945
Electrical Equipment - 0.3%
Eaton Corp. PLC	152,079	12,275,817
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	10,530	1,526,429
General Electric Co.	1,528,824	12,612,798
ITT, Inc.	25,483	1,450,492
		15,589,719
Machinery - 1.7%
AGCO Corp.	289,727	20,025,930
Allison Transmission Holdings, Inc.	39,625	1,760,539
Caterpillar, Inc.	89,213	10,616,347
Crane Co.	12,325	939,658
Cummins, Inc.	141,787	21,164,545
Gates Industrial Corp. PLC (a)(b)	41,607	361,981
Oshkosh Corp.	46,109	3,240,079
PACCAR, Inc.	9,295	609,380
Timken Co.	67,104	2,696,239
Woodward, Inc.	19,281	2,079,456
		63,494,154
Professional Services - 1.0%
FTI Consulting, Inc. (a)(b)	129,173	13,968,768
IHS Markit Ltd. (b)	278,984	18,304,140
Manpower, Inc.	14,911	1,218,825
Nielsen Holdings PLC	135,600	2,815,056
		36,306,789
Road & Rail - 1.1%
CSX Corp.	358,410	24,020,638
Kansas City Southern	142,620	17,941,596
Norfolk Southern Corp.	5,077	883,652
		42,845,886

TOTAL INDUSTRIALS		379,622,626

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Ciena Corp. (b)	229,642	9,399,247
Cisco Systems, Inc.	162,326	7,598,480
Juniper Networks, Inc.	429,862	9,955,604
		26,953,331
Electronic Equipment & Components - 0.6%
Avnet, Inc.	231,624	9,702,729
Keysight Technologies, Inc. (b)	61,181	5,925,992
National Instruments Corp.	46,798	1,965,516
Tech Data Corp. (b)	60,851	5,642,713
		23,236,950
IT Services - 1.4%
Amdocs Ltd.	330,545	21,399,483
CACI International, Inc. Class A (b)	940	208,953
CoreLogic, Inc. (a)(b)	42,614	2,062,518
Genpact Ltd.	38,605	1,581,261
IBM Corp.	214,298	29,043,808
		54,296,023
Semiconductors & Semiconductor Equipment - 3.1%
Cirrus Logic, Inc. (b)	123,770	6,639,023
Intel Corp.	1,644,380	77,960,056
Micron Technology, Inc. (b)	237,882	10,768,918
Qualcomm, Inc.	260,771	20,280,161
Silicon Laboratories, Inc. (b)	3,024	329,616
		115,977,774
Software - 1.5%
Cadence Design Systems, Inc. (b)	213,636	14,629,793
LogMeIn, Inc.	11,013	736,109
Nuance Communications, Inc. (b)	657,720	11,056,273
Symantec Corp.	11,903	276,745
Synopsys, Inc. (b)	144,737	20,525,154
Verint Systems, Inc. (b)	137,326	7,318,103
		54,542,177
Technology Hardware, Storage & Peripherals - 0.4%
Xerox Holdings Corp.	487,801	14,141,351

TOTAL INFORMATION TECHNOLOGY		289,147,606

MATERIALS - 3.3%
Chemicals - 1.7%
CF Industries Holdings, Inc.	179,007	8,626,347
DowDuPont, Inc.	286,007	19,428,456
Eastman Chemical Co.	134,708	8,805,862
Huntsman Corp.	999,864	19,917,291
Linde PLC	48,692	9,198,406
		65,976,362
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	203,221	2,806,482
International Paper Co.	81,219	3,175,663
		5,982,145
Metals & Mining - 1.2%
Newmont Goldcorp Corp.	601,737	24,003,289
Reliance Steel & Aluminum Co.	215,881	20,990,110
		44,993,399
Paper & Forest Products - 0.2%
Domtar Corp. (a)	256,295	8,444,920

TOTAL MATERIALS		125,396,826

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Assets Trust, Inc.	51,629	2,419,335
American Campus Communities, Inc.	37,915	1,762,289
American Homes 4 Rent Class A	69,600	1,780,368
Apple Hospitality (REIT), Inc.	553,489	8,817,080
Brixmor Property Group, Inc.	907,785	16,730,478
Camden Property Trust (SBI)	38,307	4,146,733
Corrections Corp. of America	91,988	1,559,197
EastGroup Properties, Inc.	23,770	2,959,840
Empire State Realty Trust, Inc.	95,657	1,344,937
Equity Commonwealth	23,869	803,431
Essex Property Trust, Inc.	7,832	2,516,108
Gaming & Leisure Properties	172,976	6,766,821
Hospitality Properties Trust (SBI)	140,389	3,388,990
Host Hotels & Resorts, Inc.	498,424	7,994,721
Life Storage, Inc.	71,020	7,525,279
Outfront Media, Inc.	338,542	9,303,134
Park Hotels & Resorts, Inc.	430,700	10,142,985
PS Business Parks, Inc.	25,642	4,605,560
Realty Income Corp.	18,281	1,349,321
Retail Properties America, Inc.	146,630	1,665,717
RLJ Lodging Trust	15,425	250,039
Spirit MTA REIT	68,598	576,223
Store Capital Corp.	342,363	12,927,627
Sunstone Hotel Investors, Inc.	353,482	4,644,753
Ventas, Inc.	158,908	11,662,258
VEREIT, Inc.	1,055,916	10,295,181
Weingarten Realty Investors (SBI)	36,970	979,335
		138,917,740
UTILITIES - 5.8%
Electric Utilities - 3.8%
Allete, Inc.	6,051	518,752
Duke Energy Corp.	180,457	16,735,582
Evergy, Inc.	32,832	2,134,080
Exelon Corp.	669,767	31,653,188
IDACORP, Inc.	20,268	2,225,629
NextEra Energy, Inc.	44,859	9,827,710
OGE Energy Corp.	447,180	19,170,607
PNM Resources, Inc.	118,477	6,043,512
Portland General Electric Co.	328,080	18,664,471
PPL Corp.	546,627	16,152,828
Southern Co.	17,088	995,547
Vistra Energy Corp.	122,674	3,060,716
Xcel Energy, Inc.	223,661	14,363,509
		141,546,131
Gas Utilities - 0.7%
National Fuel Gas Co.	14,784	691,004
Southwest Gas Holdings, Inc.	48,719	4,444,634
UGI Corp.	418,014	20,344,741
		25,480,379
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	128,309	1,966,977
Multi-Utilities - 1.0%
Ameren Corp.	255,932	19,745,154
MDU Resources Group, Inc.	659,052	17,721,908
NorthWestern Energy Corp.	12,537	908,180
		38,375,242
Water Utilities - 0.2%
American States Water Co. (a)	2,998	277,405
American Water Works Co., Inc.	68,131	8,674,439
		8,951,844

TOTAL UTILITIES		216,320,573

TOTAL COMMON STOCKS
(Cost $3,308,044,777)		3,661,283,972
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $3,997,045)	4,000,000	3,998,137
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 2.13% (d)	82,686,990	$82,703,527
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	64,092,683	64,099,092
TOTAL MONEY MARKET FUNDS
(Cost $146,802,619)		146,802,619
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $3,458,844,441)		3,812,084,728
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(54,732,172)
NET ASSETS - 100%		$3,757,352,556

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	658	Sept. 2019	$96,225,920	$1,503,360	$1,503,360

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $58,411,076.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,998,137.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$982,715
Fidelity Securities Lending Cash Central Fund	42,714
Total	$1,025,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$351,305,018	$351,305,018	$--	$--
Consumer Discretionary	222,857,766	222,857,766	--	--
Consumer Staples	366,541,754	366,541,754	--	--
Energy	243,850,381	243,850,381	--	--
Financials	784,120,868	784,120,868	--	--
Health Care	543,202,814	543,202,814	--	--
Industrials	379,622,626	379,622,626	--	--
Information Technology	289,147,606	289,147,606	--	--
Materials	125,396,826	125,396,826	--	--
Real Estate	138,917,740	138,917,740	--	--
Utilities	216,320,573	216,320,573	--	--
U.S. Government and Government Agency Obligations	3,998,137	--	3,998,137	--
Money Market Funds	146,802,619	146,802,619	--	--
Total Investments in Securities:	$3,812,084,728	$3,808,086,591	$3,998,137	$--
Derivative Instruments:
Assets
Futures Contracts	$1,503,360	$1,503,360	$--	$--
Total Assets	$1,503,360	$1,503,360	$--	$--
Total Derivative Instruments:	$1,503,360	$1,503,360	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,503,360	$0
Total Equity Risk	1,503,360	0
Total Value of Derivatives	$1,503,360	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value (including securities loaned of $62,592,841) — See accompanying schedule: Unaffiliated issuers (cost $3,312,041,822)	$3,665,282,109
Fidelity Central Funds (cost $146,802,619)	146,802,619
Total Investment in Securities (cost $3,458,844,441)		$3,812,084,728
Segregated cash with brokers for derivative instruments		162,972
Receivable for investments sold		13,842,627
Receivable for fund shares sold		1,852,552
Dividends receivable		9,877,075
Distributions receivable from Fidelity Central Funds		144,334
Other receivables		4,642
Total assets		3,837,968,930
Liabilities
Payable for investments purchased	$13,591,968
Payable for fund shares redeemed	1,662,396
Accrued management fee	1,202,583
Payable for daily variation margin on futures contracts	62,443
Collateral on securities loaned	64,096,984
Total liabilities		80,616,374
Net Assets		$3,757,352,556
Net Assets consist of:
Paid in capital		$3,327,298,256
Total distributable earnings (loss)		430,054,300
Net Assets, for 293,380,704 shares outstanding		$3,757,352,556
Net Asset Value, offering price and redemption price per share ($3,757,352,556 ÷ 293,380,704 shares)		$12.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$100,262,615
Interest		82,374
Income from Fidelity Central Funds (including $42,714 from security lending)		1,025,429
Total income		101,370,418
Expenses
Management fee	$14,311,509
Independent trustees' fees and expenses	21,641
Interest	14,664
Commitment fees	9,902
Total expenses before reductions	14,357,716
Expense reductions	(1,934)
Total expenses after reductions		14,355,782
Net investment income (loss)		87,014,636
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,390,039
Fidelity Central Funds	2,506
Futures contracts	4,867,476
Total net realized gain (loss)		59,260,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(169,611,505)
Futures contracts	(371,112)
Total change in net unrealized appreciation (depreciation)		(169,982,617)
Net gain (loss)		(110,722,596)
Net increase (decrease) in net assets resulting from operations		$(23,707,960)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,014,636	$80,930,411
Net realized gain (loss)	59,260,021	171,412,266
Change in net unrealized appreciation (depreciation)	(169,982,617)	236,349,018
Net increase (decrease) in net assets resulting from operations	(23,707,960)	488,691,695
Distributions to shareholders	(231,584,709)	–
Distributions to shareholders from net investment income	–	(54,064,321)
Distributions to shareholders from net realized gain	–	(84,958,215)
Total distributions	(231,584,709)	(139,022,536)
Share transactions
Proceeds from sales of shares	875,552,334	3,117,051,859
Reinvestment of distributions	225,314,715	135,660,919
Cost of shares redeemed	(1,013,499,571)	(2,739,945,144)
Net increase (decrease) in net assets resulting from share transactions	87,367,478	512,767,634
Total increase (decrease) in net assets	(167,925,191)	862,436,793
Net Assets
Beginning of period	3,925,277,747	3,062,840,954
End of period	$3,757,352,556	$3,925,277,747
Other Information
Undistributed net investment income end of period		$53,264,514
Shares
Sold	69,275,964	238,097,759
Issued in reinvestment of distributions	18,657,416	10,395,472
Redeemed	(78,854,901)	(209,314,245)
Net increase (decrease)	9,078,479	39,178,986

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Enhanced Index Fund

Years ended August 31,	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$12.50	$12.53	$9.94	$11.38	$10.21
Income from Investment Operations
Net investment income (loss)D	.30	.30	.14	.25	.24	.26E
Net realized and unrealized gain (loss)	(.46)	1.57	(.04)	2.55	(1.32)	1.28
Total from investment operations	(.16)	1.87	.10	2.80	(1.08)	1.54
Distributions from net investment income	(.31)	(.22)	(.04)	(.21)	(.21)	(.12)
Distributions from net realized gain	(.54)	(.34)	(.09)	–	(.15)	(.24)
Total distributions	(.84)F	(.56)	(.13)	(.21)	(.36)	(.37)G
Net asset value, end of period	$12.81	$13.81	$12.50	$12.53	$9.94	$11.38
Total ReturnH,I	(.77)%	15.20%	.79%	28.30%	(9.69)%	15.37%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.39%	.39%	.40%L	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%	.39%	.40%L	.45%	.45%	.45%
Expenses net of all reductions	.39%	.39%	.40%L	.45%	.45%	.45%
Net investment income (loss)	2.37%	2.27%	2.27%L	2.23%	2.20%	2.34%E
Supplemental Data
Net assets, end of period (000 omitted)	$3,757,353	$3,925,278	$3,062,841	$2,889,227	$1,568,289	$1,105,349
Portfolio turnover rateM	94%	99%	93%L	81%	88%	76%N

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

 F Total distributions of $.84 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.536 per share

 G Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Core Enhanced Index Fund	0.65%	9.01%	12.85%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Core Enhanced Index Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$33,501	Fidelity® Large Cap Core Enhanced Index Fund
$35,308	S&P 500® Index

Fidelity® Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 2.92% for the 12 months ending August 31, 2019, a choppy period in which stocks seesawed due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, the index sunk amid the Fed’s decision to hold interest rates steady and signal it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The bull market roared back in June and recorded a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, three defensive sectors led the way: utilities (+21%), real estate (+20%) and consumer staples (+16%). The information technology sector rose about 8%, boosted by software & services (+18%), the market’s largest industry segment. Communication services stocks gained roughly 5%. In contrast, energy (-20%) was by far the weakest sector, followed by financials (-3%) and materials (-3%). Other notable laggards included health care (-1%), industrials (+1%) and consumer discretionary (+2%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 0.65%, trailing the 2.92% advance of the benchmark S&P 500® index. Security selection in the information technology, health care, real estate and consumer discretionary sectors detracted most from performance during the reporting period, as did an underweighting in the strong performing real estate and utilities groups. Conversely, the fund benefited from picks in consumer discretionary as well as broad exposure to energy stocks. Individually, the portfolio's biggest detractor was chemical manufacturer Huntsman (-36%), an out-of-benchmark position. In July, the firm reported weaker-than-anticipated financial results. Another detractor was DXC Technology, an IT services provider that returned about -39% for the fund and which we ultimately sold in June. Biogen (-38%) also hampered the fund's relative result, as the stock fell sharply in March following disappointing results in two late-stage drug trials involving a potential treatment for Alzheimer's disease. Meanwhile, Procter & Gamble was the fund's leading contributor. Shares of this consumer branded-goods company rose approximately 49% the past 12 months, benefiting from strong sales growth trends. Lastly, adding further relative value was Red Hat, which gained 26% for the fund. We sold most of this position last October after the company agreed to be acquired by IBM, and then sold our remaining position in July, shortly after the merger closed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	4.8
Amazon.com, Inc.	3.2
Apple, Inc.	3.2
Facebook, Inc. Class A	2.3
Alphabet, Inc. Class C	2.0
JPMorgan Chase & Co.	1.9
Procter & Gamble Co.	1.7
Johnson & Johnson	1.7
AT&T, Inc.	1.6
Visa, Inc. Class A	1.5
23.9

Top Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	23.6
Health Care	15.6
Communication Services	11.9
Financials	10.9
Consumer Discretionary	10.4
Consumer Staples	8.8
Industrials	8.5
Energy	3.9
Utilities	2.1
Real Estate	1.9

Asset Allocation (% of fund's net assets)

As of August 31, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.0%

Fidelity® Large Cap Core Enhanced Index Fund

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	370,769	$13,073,315
Verizon Communications, Inc.	213,497	12,416,986
		25,490,301
Entertainment - 0.9%
Electronic Arts, Inc. (a)	36,407	3,410,608
Netflix, Inc. (a)	913	268,194
The Walt Disney Co.	29,092	3,993,168
		7,671,970
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	10,205	12,149,359
Class C (a)	14,060	16,704,686
Facebook, Inc. Class A (a)	103,726	19,258,806
		48,112,851
Media - 2.1%
Comcast Corp. Class A	252,814	11,189,548
DISH Network Corp. Class A (a)(b)	50,589	1,697,767
Omnicom Group, Inc.	60,601	4,609,312
		17,496,627
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	3,626	91,375

TOTAL COMMUNICATION SERVICES		98,863,124

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.1%
Gentex Corp.	39,725	1,056,685
Automobiles - 0.6%
Ford Motor Co.	546,949	5,015,522
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,497	247,080
Frontdoor, Inc. (a)	80,955	4,156,230
		4,403,310
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	6,117	5,128,615
Extended Stay America, Inc. unit	129,837	1,824,210
McDonald's Corp.	12,481	2,720,484
Norwegian Cruise Line Holdings Ltd. (a)	42,971	2,180,778
Starbucks Corp.	57,148	5,518,211
		17,372,298
Household Durables - 0.1%
NVR, Inc. (a)	325	1,169,675
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	15,206	27,010,266
eBay, Inc.	118,077	4,757,322
		31,767,588
Multiline Retail - 0.6%
Target Corp.	48,428	5,183,733
Specialty Retail - 2.2%
AutoZone, Inc. (a)	4,721	5,201,078
Best Buy Co., Inc.	8,758	557,447
IAA Spinco, Inc. (a)	60,208	2,941,161
Lithia Motors, Inc. Class A (sub. vtg.)	769	100,793
The Home Depot, Inc.	40,583	9,249,272
		18,049,751
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	34,559	3,052,942

TOTAL CONSUMER DISCRETIONARY		87,071,504

CONSUMER STAPLES - 8.8%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated	8,391	2,824,495
PepsiCo, Inc.	52,592	7,190,904
The Coca-Cola Co.	61,480	3,383,859
		13,399,258
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	30,151	8,887,309
Kroger Co.	127,285	3,014,109
Walgreens Boots Alliance, Inc.	3,434	175,786
Walmart, Inc.	83,823	9,577,616
		21,654,820
Food Products - 0.6%
General Mills, Inc.	75,143	4,042,693
The Hershey Co.	5,293	838,835
Tyson Foods, Inc. Class A	5,571	518,326
		5,399,854
Household Products - 2.9%
Colgate-Palmolive Co.	64,845	4,808,257
Kimberly-Clark Corp.	32,101	4,529,772
Procter & Gamble Co.	120,703	14,512,122
		23,850,151
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	26,242	5,195,654
Tobacco - 0.5%
Altria Group, Inc.	45,551	1,992,401
Philip Morris International, Inc.	31,552	2,274,584
		4,266,985

TOTAL CONSUMER STAPLES		73,766,722

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	99,832	11,752,223
ConocoPhillips Co.	118,207	6,168,041
Exxon Mobil Corp.	176,445	12,082,954
Kinder Morgan, Inc.	128,279	2,600,215
		32,603,433
FINANCIALS - 10.9%
Banks - 5.2%
Bank of America Corp.	326,687	8,987,159
Citigroup, Inc.	115,802	7,451,859
JPMorgan Chase & Co.	145,849	16,022,971
SunTrust Banks, Inc.	1,641	100,938
Wells Fargo & Co.	230,521	10,735,363
		43,298,290
Capital Markets - 1.4%
Invesco Ltd.	187,407	2,942,290
MarketAxess Holdings, Inc.	6,626	2,634,630
Morgan Stanley	146,709	6,086,956
		11,663,876
Consumer Finance - 0.9%
Ally Financial, Inc.	37,592	1,178,509
Capital One Financial Corp.	5,179	448,605
Discover Financial Services	38,181	3,053,335
Synchrony Financial	77,019	2,468,459
		7,148,908
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	45,017	9,156,908
Jefferies Financial Group, Inc.	98,210	1,830,634
		10,987,542
Insurance - 2.1%
Allstate Corp.	5,338	546,558
CNA Financial Corp.	31,367	1,478,327
First American Financial Corp.	71,324	4,168,888
FNF Group	14,268	626,936
Hartford Financial Services Group, Inc.	11,668	680,011
Kemper Corp.	3,873	271,033
Primerica, Inc.	17,350	2,067,600
Progressive Corp.	73,520	5,572,816
Selective Insurance Group, Inc.	18,362	1,462,166
The Travelers Companies, Inc.	1,458	214,268
Unum Group	12,340	313,559
W.R. Berkley Corp.	4,145	295,331
		17,697,493
Mortgage Real Estate Investment Trusts - 0.0%
MFA Financial, Inc.	7,755	55,603

TOTAL FINANCIALS		90,851,712

HEALTH CARE - 15.6%
Biotechnology - 3.2%
AbbVie, Inc.	106,940	7,030,236
Alexion Pharmaceuticals, Inc. (a)	447	45,040
Amgen, Inc.	40,911	8,534,853
Biogen, Inc. (a)	24,471	5,377,502
Celgene Corp. (a)	14,570	1,410,376
Gilead Sciences, Inc.	40,748	2,589,128
Regeneron Pharmaceuticals, Inc. (a)	5,428	1,574,391
		26,561,526
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	111,259	9,492,618
Baxter International, Inc.	1,774	156,023
Boston Scientific Corp. (a)	74,551	3,185,564
Danaher Corp.	25,941	3,685,957
Edwards Lifesciences Corp. (a)	13,441	2,981,751
Hologic, Inc. (a)	61,746	3,048,400
IDEXX Laboratories, Inc. (a)	236	68,379
Medtronic PLC	35,425	3,822,003
		26,440,695
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	27,082	2,228,036
Anthem, Inc.	19,290	5,044,721
CVS Health Corp.	97,366	5,931,537
McKesson Corp.	2,181	301,567
UnitedHealth Group, Inc.	50,195	11,745,630
		25,251,491
Health Care Technology - 0.4%
Cerner Corp.	28,672	1,975,788
Veeva Systems, Inc. Class A (a)	8,342	1,337,890
		3,313,678
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	69,099	4,913,630
Thermo Fisher Scientific, Inc.	686	196,923
		5,110,553
Pharmaceuticals - 5.2%
Allergan PLC	3,848	614,603
Bristol-Myers Squibb Co. (b)	148,458	7,136,376
Eli Lilly & Co.	61,676	6,967,538
Johnson & Johnson	109,881	14,104,325
Merck & Co., Inc.	138,665	11,990,363
Pfizer, Inc.	70,870	2,519,429
		43,332,634

TOTAL HEALTH CARE		130,010,577

INDUSTRIALS - 8.5%
Aerospace & Defense - 2.7%
Arconic, Inc.	2,581	66,693
Harris Corp.	26,804	5,666,634
Lockheed Martin Corp.	6,051	2,324,250
Moog, Inc. Class A	48,114	3,909,263
Northrop Grumman Corp.	5,252	1,932,053
Parsons Corp.	43,924	1,494,294
Raytheon Co.	4,649	861,553
The Boeing Co.	15,910	5,792,672
United Technologies Corp.	4,307	560,944
		22,608,356
Building Products - 0.1%
Johnson Controls International PLC	27,791	1,186,398
Commercial Services & Supplies - 0.8%
Herman Miller, Inc.	13,982	591,159
KAR Auction Services, Inc.	34,504	916,426
Republic Services, Inc.	33,610	2,999,693
UniFirst Corp.	8,555	1,676,010
Waste Management, Inc.	1,749	208,743
		6,392,031
Construction & Engineering - 0.5%
EMCOR Group, Inc.	51,391	4,493,629
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	9,880	1,626,446
Roper Technologies, Inc.	5,557	2,038,085
		3,664,531
Machinery - 2.2%
AGCO Corp.	58,367	4,034,327
Allison Transmission Holdings, Inc.	16,614	738,160
Caterpillar, Inc.	47,786	5,686,534
Cummins, Inc.	26,198	3,910,575
Dover Corp.	35,061	3,286,618
Oshkosh Corp.	7,062	496,247
		18,152,461
Professional Services - 0.4%
Robert Half International, Inc.	65,641	3,509,824
Road & Rail - 1.4%
CSX Corp.	72,683	4,871,215
Union Pacific Corp.	39,629	6,418,313
		11,289,528

TOTAL INDUSTRIALS		71,296,758

INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 1.9%
Ciena Corp. (a)	45,748	1,872,466
Cisco Systems, Inc.	232,311	10,874,478
F5 Networks, Inc. (a)	3,476	447,465
Juniper Networks, Inc.	128,116	2,967,167
		16,161,576
Electronic Equipment & Components - 0.2%
Keysight Technologies, Inc. (a)	13,670	1,324,076
Tech Data Corp. (a)	3,569	330,953
		1,655,029
IT Services - 5.7%
Accenture PLC Class A	272	53,902
Alliance Data Systems Corp.	1,396	171,638
Amdocs Ltd.	67,138	4,346,514
Automatic Data Processing, Inc.	7,634	1,296,559
Booz Allen Hamilton Holding Corp. Class A	9,363	707,000
CACI International, Inc. Class A (a)	3,905	868,042
Fiserv, Inc. (a)	58,450	6,250,643
Genpact Ltd.	12,955	530,637
IBM Corp.	60,392	8,184,928
MasterCard, Inc. Class A	40,212	11,314,450
PayPal Holdings, Inc. (a)	1,436	156,596
VeriSign, Inc. (a)	2,314	471,709
Visa, Inc. Class A	71,522	12,932,608
		47,285,226
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	60,104	2,886,194
Cirrus Logic, Inc. (a)	19,529	1,047,536
Intel Corp.	241,461	11,447,666
Lam Research Corp.	23,712	4,991,613
Micron Technology, Inc. (a)	35,850	1,622,930
Qualcomm, Inc.	59,165	4,601,262
Xilinx, Inc.	12,074	1,256,420
		27,853,621
Software - 8.6%
Adobe, Inc. (a)	7,963	2,265,553
Anaplan, Inc.	2,953	160,436
Cadence Design Systems, Inc. (a)	70,853	4,852,013
Intuit, Inc.	12,560	3,621,802
Microsoft Corp.	288,783	39,811,615
Nuance Communications, Inc. (a)	119,103	2,002,121
Oracle Corp.	67,122	3,494,371
Salesforce.com, Inc. (a)	45,879	7,160,336
Synopsys, Inc. (a)	37,704	5,346,804
Verint Systems, Inc. (a)	37,899	2,019,638
Workiva, Inc. (a)	10,952	526,901
		71,261,590
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	127,325	26,577,821
HP, Inc.	123,079	2,251,115
Xerox Holdings Corp.	129,607	3,757,307
		32,586,243

TOTAL INFORMATION TECHNOLOGY		196,803,285

MATERIALS - 1.5%
Chemicals - 0.2%
CF Industries Holdings, Inc.	15,257	735,235
Ecolab, Inc.	1,956	403,542
Huntsman Corp.	34,986	696,921
		1,835,698
Containers & Packaging - 0.2%
Packaging Corp. of America	10,518	1,057,900
Metals & Mining - 1.1%
Newmont Goldcorp Corp.	136,759	5,455,317
Reliance Steel & Aluminum Co.	38,991	3,791,095
		9,246,412

TOTAL MATERIALS		12,140,010

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	12,049	2,773,559
Apartment Investment & Management Co. Class A	32,977	1,681,827
Corrections Corp. of America	92,970	1,575,842
National Retail Properties, Inc.	751	42,169
PS Business Parks, Inc.	5,986	1,075,145
Public Storage	205	54,272
Realty Income Corp.	66,342	4,896,703
Retail Properties America, Inc.	22,653	257,338
SBA Communications Corp. Class A	1,844	483,921
Simon Property Group, Inc.	16,854	2,510,235
		15,351,011
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	5,638	755,774

TOTAL REAL ESTATE		16,106,785

UTILITIES - 2.1%
Electric Utilities - 1.7%
Duke Energy Corp.	16,982	1,574,911
Exelon Corp.	118,149	5,583,722
IDACORP, Inc.	7,442	817,206
Pinnacle West Capital Corp.	17,860	1,702,237
Portland General Electric Co.	71,341	4,058,589
PPL Corp.	23,474	693,657
		14,430,322
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	4,077	371,945
UGI Corp.	4,718	229,625
		601,570
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	41,173	631,182
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	3,682	266,724
WEC Energy Group, Inc.	7,774	744,516
		1,011,240
Water Utilities - 0.1%
American States Water Co. (b)	5,462	505,399

TOTAL UTILITIES		17,179,713

TOTAL COMMON STOCKS
(Cost $658,656,860)		826,693,623
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $999,261)	1,000,000	999,534
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.13% (d)	5,359,344	$5,360,416
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	8,318,587	8,319,419
TOTAL MONEY MARKET FUNDS
(Cost $13,679,800)		13,679,835
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $673,335,921)		841,372,992
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,737,824)
NET ASSETS - 100%		$834,635,168

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	Sept. 2019	$7,896,960	$112,867	$112,867

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $13,464,570.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $425,802.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$307,321
Fidelity Securities Lending Cash Central Fund	41,448
Total	$348,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$98,863,124	$98,863,124	$--	$--
Consumer Discretionary	87,071,504	87,071,504	--	--
Consumer Staples	73,766,722	73,766,722	--	--
Energy	32,603,433	32,603,433	--	--
Financials	90,851,712	90,851,712	--	--
Health Care	130,010,577	130,010,577	--	--
Industrials	71,296,758	71,296,758	--	--
Information Technology	196,803,285	196,803,285	--	--
Materials	12,140,010	12,140,010	--	--
Real Estate	16,106,785	16,106,785	--	--
Utilities	17,179,713	17,179,713	--	--
U.S. Government and Government Agency Obligations	999,534	--	999,534	--
Money Market Funds	13,679,835	13,679,835	--	--
Total Investments in Securities:	$841,372,992	$840,373,458	$999,534	$--
Derivative Instruments:
Assets
Futures Contracts	$112,867	$112,867	$--	$--
Total Assets	$112,867	$112,867	$--	$--
Total Derivative Instruments:	$112,867	$112,867	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$112,867	$0
Total Equity Risk	112,867	0
Total Value of Derivatives	$112,867	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value (including securities loaned of $8,118,961) — See accompanying schedule: Unaffiliated issuers (cost $659,656,121)	$827,693,157
Fidelity Central Funds (cost $13,679,800)	13,679,835
Total Investment in Securities (cost $673,335,921)		$841,372,992
Receivable for investments sold		2,647,177
Receivable for fund shares sold		1,178,052
Dividends receivable		1,768,458
Distributions receivable from Fidelity Central Funds		16,242
Total assets		846,982,921
Liabilities
Payable for investments purchased	$3,277,491
Payable for fund shares redeemed	480,370
Accrued management fee	268,249
Payable for daily variation margin on futures contracts	2,393
Collateral on securities loaned	8,319,250
Total liabilities		12,347,753
Net Assets		$834,635,168
Net Assets consist of:
Paid in capital		$658,239,811
Total distributable earnings (loss)		176,395,357
Net Assets, for 54,890,908 shares outstanding		$834,635,168
Net Asset Value, offering price and redemption price per share ($834,635,168 ÷ 54,890,908 shares)		$15.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$16,991,272
Interest		23,047
Income from Fidelity Central Funds (including $41,448 from security lending)		348,769
Total income		17,363,088
Expenses
Management fee	$3,073,974
Independent trustees' fees and expenses	4,516
Commitment fees	2,056
Total expenses before reductions	3,080,546
Expense reductions	(546)
Total expenses after reductions		3,080,000
Net investment income (loss)		14,283,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,145,716
Fidelity Central Funds	(56)
Futures contracts	(846,003)
Total net realized gain (loss)		1,299,657
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,800,802)
Fidelity Central Funds	226
Futures contracts	(441,633)
Total change in net unrealized appreciation (depreciation)		(7,242,209)
Net gain (loss)		(5,942,552)
Net increase (decrease) in net assets resulting from operations		$8,340,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,283,088	$11,366,481
Net realized gain (loss)	1,299,657	50,090,622
Change in net unrealized appreciation (depreciation)	(7,242,209)	64,091,459
Net increase (decrease) in net assets resulting from operations	8,340,536	125,548,562
Distributions to shareholders	(50,637,921)	–
Distributions to shareholders from net investment income	–	(7,652,635)
Distributions to shareholders from net realized gain	–	(13,164,116)
Total distributions	(50,637,921)	(20,816,751)
Share transactions
Proceeds from sales of shares	284,994,927	234,510,657
Reinvestment of distributions	47,753,158	19,696,589
Cost of shares redeemed	(214,551,667)	(134,439,243)
Net increase (decrease) in net assets resulting from share transactions	118,196,418	119,768,003
Total increase (decrease) in net assets	75,899,033	224,499,814
Net Assets
Beginning of period	758,736,135	534,236,321
End of period	$834,635,168	$758,736,135
Other Information
Undistributed net investment income end of period		$7,483,302
Shares
Sold	19,184,670	15,527,264
Issued in reinvestment of distributions	3,462,883	1,357,449
Redeemed	(14,537,369)	(8,984,401)
Net increase (decrease)	8,110,184	7,900,312

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Core Enhanced Index Fund

Years ended August 31,	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$16.22	$13.74	$13.21	$10.90	$12.29	$11.30
Income from Investment Operations
Net investment income (loss)D	.27	.27	.12	.22	.22	.20
Net realized and unrealized gain (loss)	(.27)	2.74	.45	2.29	(1.17)	1.55
Total from investment operations	–	3.01	.57	2.51	(.95)	1.75
Distributions from net investment income	(.24)	(.19)	(.04)	(.20)	(.19)	(.16)
Distributions from net realized gain	(.78)	(.33)	–	–	(.25)	(.60)
Total distributions	(1.01)E	(.53)F	(.04)	(.20)	(.44)	(.76)
Net asset value, end of period	$15.21	$16.22	$13.74	$13.21	$10.90	$12.29
Total ReturnG,H	.65%	22.32%	4.29%	23.09%	(7.94)%	16.04%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%	.39%	.40%K	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%	.39%	.40%K	.45%	.45%	.45%
Expenses net of all reductions	.39%	.39%	.40%K	.45%	.45%	.45%
Net investment income (loss)	1.81%	1.78%	1.85%K	1.82%	1.86%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$834,635	$758,736	$534,236	$524,986	$411,699	$381,883
Portfolio turnover rateL	77%	92%	88%K	82%	84%	101%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $1.01 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.775 per share.

 F Total distributions of $.53 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.332 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid Cap Enhanced Index Fund	(2.19)%	6.84%	12.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Enhanced Index Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$33,191	Fidelity® Mid Cap Enhanced Index Fund
$35,402	Russell Midcap® Index

Fidelity® Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 2.92% for the 12 months ending August 31, 2019, a choppy period in which stocks seesawed due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, the index sunk amid the Fed’s decision to hold interest rates steady and signal it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The bull market roared back in June and recorded a series of highs in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, three defensive sectors led the way: utilities (+21%), real estate (+20%) and consumer staples (+16%). The information technology sector rose about 8%, boosted by software & services (+18%), the market’s largest industry segment. Communication services stocks gained roughly 5%. In contrast, energy (-20%) was by far the weakest sector, followed by financials (-3%) and materials (-3%). Other notable laggards included health care (-1%), industrials (+1%) and consumer discretionary (+2%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund returned -2.19%, trailing the 0.54% gain of the benchmark Russell MidCap® Index. Security selection in the materials and health care sectors detracted most from performance, as did broad exposure to utilities stocks during the reporting period. Conversely, the fund benefited from picks in financials and an underweighting in the poor-performing energy group. Individually, the portfolio's biggest detractor was IT service provider DXC Technology (-63%). More than half of this stock's decline came on a single day in August after the company issued disappointing full-year earnings and revenue guidance. Another key detractor was pharmaceutical company Mylan (-50%), which reported worse-than-anticipated financial results this period. Further hampering our relative result was Devon Energy, which returned about -48% for the fund. With energy pricing weak for much of the period, Devon and other energy exploration and production companies struggled. In contrast, our top relative contributor was California utility firm Pacific Gas & Electric (PG&E), a benchmark component that we almost entirely avoided the past 12 months. The portfolio's stake in the company returned about -5% during our brief holding period, well below the stock's full-period return of roughly -77%, reflecting the company's serious financial challenges in the wake of last summer's California wildfires. Lastly, another strong relative performer was Australian software company Atlassian, whose shares rose about 51% within the fund thanks to the company's strong financial results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Harris Corp.	1.1
Lam Research Corp.	1.0
Newmont Goldcorp Corp.	1.0
Tyson Foods, Inc. Class A	0.9
Advanced Micro Devices, Inc.	0.9
Xilinx, Inc.	0.9
AutoZone, Inc.	0.8
Synopsys, Inc.	0.8
The Hershey Co.	0.8
Discover Financial Services	0.8
9.0

Top Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	19.1
Financials	14.5
Industrials	12.5
Consumer Discretionary	12.3
Health Care	11.9
Real Estate	8.1
Utilities	5.8
Consumer Staples	5.3
Materials	4.6
Communication Services	3.1

Asset Allocation (% of fund's net assets)

As of August 31, 2019 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.6%

Fidelity® Mid Cap Enhanced Index Fund

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. (a)	762,348	$8,675,520
Zayo Group Holdings, Inc. (b)	1,270	42,748
		8,718,268
Entertainment - 0.5%
Electronic Arts, Inc. (b)	71,886	6,734,280
Viacom, Inc. Class B (non-vtg.)	1,717	42,891
		6,777,171
Interactive Media & Services - 0.3%
IAC/InterActiveCorp (b)	5,232	1,332,276
TripAdvisor, Inc. (b)	79,091	3,004,667
		4,336,943
Media - 1.6%
CBS Corp. Class B	25,852	1,087,335
DISH Network Corp. Class A (b)	222,596	7,470,322
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	28,379	1,149,066
Liberty SiriusXM Series C (b)	26,880	1,096,973
News Corp. Class B	12,401	175,598
Omnicom Group, Inc.	109,877	8,357,245
Sinclair Broadcast Group, Inc. Class A	15,624	696,362
		20,032,901

TOTAL COMMUNICATION SERVICES		39,865,283

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.8%
BorgWarner, Inc.	175,741	5,734,429
Gentex Corp.	48,920	1,301,272
Lear Corp.	25,447	2,856,680
		9,892,381
Automobiles - 0.2%
Ford Motor Co.	247,302	2,267,759
General Motors Co.	1,056	39,167
		2,306,926
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (b)	19,042	3,142,882
Frontdoor, Inc. (b)	144,616	7,424,585
Grand Canyon Education, Inc. (b)	3,213	403,553
Service Corp. International	58,478	2,707,531
		13,678,551
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	43,777	1,788,728
Chipotle Mexican Grill, Inc. (b)	11,575	9,704,712
Darden Restaurants, Inc.	24,163	2,923,240
Extended Stay America, Inc. unit	478,484	6,722,700
International Game Technology PLC	85,223	1,020,972
MGM Mirage, Inc.	165,200	4,635,512
Royal Caribbean Cruises Ltd.	33,177	3,459,698
Wyndham Destinations, Inc.	14,479	641,999
Yum China Holdings, Inc.	208,484	9,471,428
		40,368,989
Household Durables - 2.6%
D.R. Horton, Inc.	99,566	4,925,530
Garmin Ltd.	85,013	6,934,510
NVR, Inc. (b)	2,415	8,691,585
PulteGroup, Inc.	152,810	5,164,978
Roku, Inc. Class A (b)	22,473	3,401,513
Toll Brothers, Inc.	112,059	4,055,415
		33,173,531
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	133,164	5,365,178
Multiline Retail - 0.6%
Dollar General Corp.	3,867	603,600
Kohl's Corp.	22,228	1,050,495
Target Corp.	52,315	5,599,798
		7,253,893
Specialty Retail - 2.5%
AutoNation, Inc. (b)	45,286	2,149,274
AutoZone, Inc. (b)	9,648	10,629,105
Best Buy Co., Inc.	107,033	6,812,650
IAA Spinco, Inc. (b)	152,230	7,436,436
O'Reilly Automotive, Inc. (b)	11,526	4,423,218
Ulta Beauty, Inc. (b)	730	173,543
		31,624,226
Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, Inc. (b)	30,759	5,680,265
Ralph Lauren Corp.	43,772	3,866,818
Tapestry, Inc.	98,227	2,028,388
		11,575,471

TOTAL CONSUMER DISCRETIONARY		155,239,146

CONSUMER STAPLES - 5.3%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	143,544	7,372,420
Food & Staples Retailing - 1.2%
Kroger Co.	305,240	7,228,083
U.S. Foods Holding Corp. (b)	197,907	8,005,338
		15,233,421
Food Products - 2.7%
Archer Daniels Midland Co.	201,282	7,658,780
Pilgrim's Pride Corp. (b)	91,314	2,845,344
The Hershey Co.	66,689	10,568,873
The Kraft Heinz Co.	44,486	1,135,283
Tyson Foods, Inc. Class A	122,701	11,416,101
		33,624,381
Household Products - 0.8%
Church & Dwight Co., Inc.	2,312	184,451
Clorox Co.	20,763	3,283,876
Kimberly-Clark Corp.	46,188	6,517,589
Spectrum Brands Holdings, Inc.	10,655	595,295
		10,581,211

TOTAL CONSUMER STAPLES		66,811,433

ENERGY - 1.9%
Energy Equipment & Services - 0.0%
Halliburton Co.	12,460	234,746
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	246,286	4,216,416
ConocoPhillips Co.	27,075	1,412,774
Devon Energy Corp.	233,080	5,125,429
Kinder Morgan, Inc.	308,065	6,244,478
Marathon Oil Corp.	463,780	5,491,155
The Williams Companies, Inc.	54,175	1,278,530
		23,768,782

TOTAL ENERGY		24,003,528

FINANCIALS - 14.5%
Banks - 1.9%
Comerica, Inc.	55,408	3,415,903
Fifth Third Bancorp	19,067	504,322
KeyCorp	48,171	799,639
M&T Bank Corp.	55,229	8,075,032
Regions Financial Corp.	530,198	7,751,495
SunTrust Banks, Inc.	52,750	3,244,653
		23,791,044
Capital Markets - 3.8%
Ameriprise Financial, Inc.	23,676	3,053,730
E*TRADE Financial Corp.	51,632	2,155,120
FactSet Research Systems, Inc.	27,167	7,391,869
Invesco Ltd.	195,435	3,068,330
LPL Financial	87,004	6,520,950
MarketAxess Holdings, Inc.	2,922	1,161,846
Morningstar, Inc.	46,080	7,445,606
MSCI, Inc.	29,850	7,003,706
Raymond James Financial, Inc.	9,621	755,345
SEI Investments Co.	104,949	6,035,617
State Street Corp.	33,465	1,717,089
T. Rowe Price Group, Inc.	10,812	1,196,023
		47,505,231
Consumer Finance - 2.4%
Ally Financial, Inc.	270,310	8,474,219
Discover Financial Services	132,000	10,556,040
OneMain Holdings, Inc.	39,019	1,398,831
Synchrony Financial	300,304	9,624,743
		30,053,833
Diversified Financial Services - 0.5%
Jefferies Financial Group, Inc.	347,516	6,477,698
Insurance - 5.5%
Allstate Corp.	375	38,396
American International Group, Inc. warrants 1/19/21 (b)	574	6,389
Arch Capital Group Ltd. (b)	186,153	7,353,044
Assurant, Inc.	12,473	1,534,179
CNA Financial Corp.	49,254	2,321,341
First American Financial Corp.	128,953	7,537,303
FNF Group	197,679	8,686,015
Hanover Insurance Group, Inc.	18,437	2,454,887
Hartford Financial Services Group, Inc.	171,917	10,019,323
Lincoln National Corp.	59,168	3,128,804
Loews Corp.	151,217	7,269,001
Old Republic International Corp.	326,780	7,633,581
Primerica, Inc.	12,804	1,525,853
Progressive Corp.	21,300	1,614,540
Prudential Financial, Inc.	33,382	2,673,564
Reinsurance Group of America, Inc.	20,748	3,194,570
Selective Insurance Group, Inc.	3,184	253,542
Unum Group	116,281	2,954,700
		70,199,032
Mortgage Real Estate Investment Trusts - 0.4%
MFA Financial, Inc.	704,382	5,050,419

TOTAL FINANCIALS		183,077,257

HEALTH CARE - 11.9%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (b)	5,795	467,599
Biogen, Inc. (b)	27,976	6,147,726
bluebird bio, Inc. (a)(b)	2,999	309,827
Incyte Corp. (b)	60,398	4,941,764
Regeneron Pharmaceuticals, Inc. (b)	21,987	6,377,329
Sage Therapeutics, Inc. (b)	1,588	272,612
United Therapeutics Corp. (b)	9,308	768,468
		19,285,325
Health Care Equipment & Supplies - 3.9%
Baxter International, Inc.	74,262	6,531,343
Boston Scientific Corp. (b)	23,539	1,005,821
Dentsply Sirona, Inc.	10,847	565,671
DexCom, Inc. (b)	31,094	5,336,041
Edwards Lifesciences Corp. (b)	7,916	1,756,085
Hill-Rom Holdings, Inc.	72,561	7,813,368
Hologic, Inc. (b)	178,812	8,827,948
IDEXX Laboratories, Inc. (b)	13,304	3,854,701
Masimo Corp. (b)	51,119	7,833,987
Varian Medical Systems, Inc. (b)	10,903	1,154,955
Zimmer Biomet Holdings, Inc.	33,529	4,667,237
		49,347,157
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	87,997	7,239,513
Cardinal Health, Inc.	124,905	5,387,153
Centene Corp. (b)	123,973	5,779,621
Chemed Corp.	2,982	1,280,560
DaVita HealthCare Partners, Inc. (b)	24,259	1,367,480
Humana, Inc.	5,059	1,432,759
McKesson Corp.	21,363	2,953,862
Molina Healthcare, Inc. (b)	39,712	5,173,679
Quest Diagnostics, Inc.	81,744	8,368,133
Universal Health Services, Inc. Class B	7,172	1,036,928
Wellcare Health Plans, Inc. (b)	3,227	873,678
		40,893,366
Health Care Technology - 1.4%
Cerner Corp.	126,869	8,742,543
Veeva Systems, Inc. Class A (b)	59,003	9,462,901
		18,205,444
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	145,489	10,345,723
Bruker Corp.	55,677	2,403,576
IQVIA Holdings, Inc. (b)	4,165	646,200
		13,395,499
Pharmaceuticals - 0.8%
Corteva, Inc.	35,533	1,041,828
Jazz Pharmaceuticals PLC (b)	16,649	2,133,569
Mylan NV (b)	345,342	6,723,809
		9,899,206

TOTAL HEALTH CARE		151,025,997

INDUSTRIALS - 12.5%
Aerospace & Defense - 2.6%
Aerojet Rocketdyne Holdings, Inc. (b)	14,971	781,935
Arconic, Inc.	319,949	8,267,482
Curtiss-Wright Corp.	9,706	1,190,344
Harris Corp.	67,841	14,342,265
HEICO Corp.	33,287	4,815,630
HEICO Corp. Class A	11,000	1,213,960
Parsons Corp.	1,562	53,139
Spirit AeroSystems Holdings, Inc. Class A	4,079	328,767
Textron, Inc.	45,135	2,031,075
		33,024,597
Airlines - 0.2%
JetBlue Airways Corp. (b)	172,397	2,985,916
Commercial Services & Supplies - 1.5%
Cintas Corp.	3,784	998,219
KAR Auction Services, Inc.	275,990	7,330,294
Republic Services, Inc.	93,253	8,322,830
UniFirst Corp.	1,639	321,096
Waste Management, Inc.	15,580	1,859,473
		18,831,912
Construction & Engineering - 0.3%
EMCOR Group, Inc.	30,980	2,708,891
Valmont Industries, Inc.	3,824	518,152
		3,227,043
Electrical Equipment - 0.5%
Acuity Brands, Inc.	21,406	2,684,526
Regal Beloit Corp.	44,445	3,151,151
		5,835,677
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	9,634	3,533,366
Machinery - 4.4%
AGCO Corp.	103,939	7,184,264
Allison Transmission Holdings, Inc.	164,494	7,308,468
Crane Co.	26,136	1,992,609
Cummins, Inc.	63,384	9,461,330
Ingersoll-Rand PLC	60,446	7,319,406
Oshkosh Corp.	87,253	6,131,268
PACCAR, Inc.	149,845	9,823,838
Stanley Black & Decker, Inc.	41,679	5,537,472
Woodward, Inc.	12,996	1,401,619
		56,160,274
Professional Services - 2.0%
CoStar Group, Inc. (b)	1,867	1,147,962
IHS Markit Ltd. (b)	154,171	10,115,159
Manpower, Inc.	75,788	6,194,911
Nielsen Holdings PLC	88,921	1,846,000
Robert Half International, Inc.	106,645	5,702,308
		25,006,340
Road & Rail - 0.6%
CSX Corp.	3,178	212,990
Kansas City Southern	63,125	7,941,125
Norfolk Southern Corp.	688	119,746
		8,273,861
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	5,032	1,377,007

TOTAL INDUSTRIALS		158,255,993

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.3%
Ciena Corp. (b)	169,892	6,953,680
EchoStar Holding Corp. Class A (b)	19,619	828,903
F5 Networks, Inc. (b)	10,822	1,393,116
Juniper Networks, Inc.	296,633	6,870,020
		16,045,719
Electronic Equipment & Components - 2.2%
Avnet, Inc.	9,304	389,745
Dolby Laboratories, Inc. Class A	32,766	2,017,075
Jabil, Inc.	10,678	307,633
Keysight Technologies, Inc. (b)	97,198	9,414,598
National Instruments Corp.	171,472	7,201,824
Trimble, Inc. (b)	43,161	1,619,401
Zebra Technologies Corp. Class A (b)	36,772	7,539,363
		28,489,639
IT Services - 5.0%
Alliance Data Systems Corp.	21,744	2,673,425
Amdocs Ltd.	127,431	8,249,883
Booz Allen Hamilton Holding Corp. Class A	61,630	4,653,681
CACI International, Inc. Class A (b)	12,581	2,796,630
CoreLogic, Inc. (b)	15,409	745,796
DXC Technology Co.	145,075	4,819,392
Euronet Worldwide, Inc. (b)	1,682	257,581
Fiserv, Inc. (b)	78,215	8,364,312
Genpact Ltd.	130,030	5,326,029
GoDaddy, Inc. (b)	23,431	1,484,120
Leidos Holdings, Inc.	34,964	3,054,455
Okta, Inc. (b)	23,873	3,019,935
Paychex, Inc.	26,414	2,158,024
Perspecta, Inc.	11,526	299,100
Sabre Corp.	313,067	7,400,904
Total System Services, Inc.	19,165	2,572,326
Twilio, Inc. Class A (a)(b)	44,490	5,804,610
		63,680,203
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (b)	362,039	11,386,127
Cypress Semiconductor Corp.	3,748	86,241
Enphase Energy, Inc. (b)	15,471	459,025
Lam Research Corp.	57,751	12,157,163
Marvell Technology Group Ltd.	58,699	1,407,015
Maxim Integrated Products, Inc.	110,713	6,038,287
Micron Technology, Inc. (b)	150,849	6,828,934
ON Semiconductor Corp. (b)	94,588	1,683,666
Qorvo, Inc. (b)	19,570	1,397,885
Teradyne, Inc.	111,761	5,919,980
Xilinx, Inc.	102,726	10,689,668
		58,053,991
Software - 5.5%
Atlassian Corp. PLC (b)	56,044	7,538,478
Autodesk, Inc. (b)	2,555	364,905
Avalara, Inc. (b)	80,407	6,781,526
Cadence Design Systems, Inc. (b)	139,499	9,552,892
Citrix Systems, Inc.	87,434	8,129,613
Dropbox, Inc. Class A (b)	386,090	6,911,011
Fair Isaac Corp. (b)	1,516	534,724
Fortinet, Inc. (b)	12,888	1,020,472
LogMeIn, Inc.	53,384	3,568,187
Manhattan Associates, Inc. (b)	11,482	948,758
Nuance Communications, Inc. (b)	440,135	7,398,669
ServiceNow, Inc. (b)	3,787	991,588
Smartsheet, Inc. (b)	28,801	1,399,729
SS&C Technologies Holdings, Inc.	58,668	2,734,515
Symantec Corp.	37,124	863,133
Synopsys, Inc. (b)	74,620	10,581,862
Zscaler, Inc. (b)	1,765	121,326
		69,441,388
Technology Hardware, Storage & Peripherals - 0.5%
Xerox Holdings Corp.	212,273	6,153,794

TOTAL INFORMATION TECHNOLOGY		241,864,734

MATERIALS - 4.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	168,306	8,110,666
Eastman Chemical Co.	86,345	5,644,373
Huntsman Corp.	357,926	7,129,886
		20,884,925
Construction Materials - 0.0%
nVent Electric PLC	21,843	442,539
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	268,657	3,710,153
International Paper Co.	4,446	173,839
		3,883,992
Metals & Mining - 2.6%
Newmont Goldcorp Corp.	303,119	12,091,417
Nucor Corp.	145,003	7,102,247
Reliance Steel & Aluminum Co.	64,832	6,303,615
Steel Dynamics, Inc.	253,820	6,853,140
		32,350,419

TOTAL MATERIALS		57,561,875

REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 7.8%
American Homes 4 Rent Class A	53,723	1,374,234
Apartment Investment & Management Co. Class A	51,056	2,603,856
Apple Hospitality (REIT), Inc.	375,441	5,980,775
AvalonBay Communities, Inc.	21,576	4,586,195
Brixmor Property Group, Inc.	390,524	7,197,357
Camden Property Trust (SBI)	75,724	8,197,123
Columbia Property Trust, Inc.	14,184	303,396
Crown Castle International Corp.	10,428	1,513,833
Douglas Emmett, Inc.	33,007	1,392,895
Equity Commonwealth	125,265	4,216,420
Equity Lifestyle Properties, Inc.	7,584	1,021,716
Equity Residential (SBI)	7,661	649,346
Essex Property Trust, Inc.	5,011	1,609,834
Gaming & Leisure Properties	158,660	6,206,779
Healthcare Trust of America, Inc.	33,566	951,932
Hospitality Properties Trust (SBI)	244,506	5,902,375
Host Hotels & Resorts, Inc.	453,647	7,276,498
Liberty Property Trust (SBI)	95,672	4,986,425
Life Storage, Inc.	14,858	1,574,354
Mid-America Apartment Communities, Inc.	1,021	129,340
Outfront Media, Inc.	76,765	2,109,502
Park Hotels & Resorts, Inc.	222,580	5,241,759
Prologis, Inc.	5,958	498,208
Realty Income Corp.	56,660	4,182,075
Retail Properties America, Inc.	506,735	5,756,510
SBA Communications Corp. Class A	14,010	3,676,644
Simon Property Group, Inc.	667	99,343
Ventas, Inc.	51,958	3,813,198
VEREIT, Inc.	4,947	48,233
Welltower, Inc.	30,549	2,735,968
Weyerhaeuser Co.	116,992	3,078,060
		98,914,183
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	59,901	3,131,025

TOTAL REAL ESTATE		102,045,208

UTILITIES - 5.8%
Electric Utilities - 3.1%
Entergy Corp.	16,074	1,813,790
Exelon Corp.	657	31,050
IDACORP, Inc.	14,731	1,617,611
OGE Energy Corp.	162,437	6,963,674
Portland General Electric Co.	48,164	2,740,050
PPL Corp.	306,378	9,053,470
Vistra Energy Corp.	324,974	8,108,101
Xcel Energy, Inc.	136,735	8,781,122
		39,108,868
Gas Utilities - 0.7%
Southwest Gas Holdings, Inc.	11,892	1,084,907
UGI Corp.	162,698	7,918,512
		9,003,419
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	157,063	2,407,776
Multi-Utilities - 1.7%
Ameren Corp.	104,808	8,085,937
DTE Energy Co.	51,725	6,706,664
MDU Resources Group, Inc.	244,295	6,569,093
Public Service Enterprise Group, Inc.	10,053	607,905
Sempra Energy	385	54,528
		22,024,127
Water Utilities - 0.1%
American Water Works Co., Inc.	4,488	571,412

TOTAL UTILITIES		73,115,602

TOTAL COMMON STOCKS
(Cost $1,158,983,226)		1,252,866,056
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $999,261)	1,000,000	999,534
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.13% (d)	8,092,868	$8,094,487
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	10,801,736	10,802,816
TOTAL MONEY MARKET FUNDS
(Cost $18,897,303)		18,897,303
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,178,879,790)		1,272,762,893
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,443,529)
NET ASSETS - 100%		$1,263,319,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	56	Sept. 2019	$10,535,840	$104,863	$104,863

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $452,789.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$261,409
Fidelity Securities Lending Cash Central Fund	14,036
Total	$275,445

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$39,865,283	$39,865,283	$--	$--
Consumer Discretionary	155,239,146	155,239,146	--	--
Consumer Staples	66,811,433	66,811,433	--	--
Energy	24,003,528	24,003,528	--	--
Financials	183,077,257	183,077,257	--	--
Health Care	151,025,997	151,025,997	--	--
Industrials	158,255,993	158,255,993	--	--
Information Technology	241,864,734	241,864,734	--	--
Materials	57,561,875	57,561,875	--	--
Real Estate	102,045,208	102,045,208	--	--
Utilities	73,115,602	73,115,602	--	--
U.S. Government and Government Agency Obligations	999,534	--	999,534	--
Money Market Funds	18,897,303	18,897,303	--	--
Total Investments in Securities:	$1,272,762,893	$1,271,763,359	$999,534	$--
Derivative Instruments:
Assets
Futures Contracts	$104,863	$104,863	$--	$--
Total Assets	$104,863	$104,863	$--	$--
Total Derivative Instruments:	$104,863	$104,863	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$104,863	$0
Total Equity Risk	104,863	0
Total Value of Derivatives	$104,863	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value (including securities loaned of $10,465,011) — See accompanying schedule: Unaffiliated issuers (cost $1,159,982,487)	$1,253,865,590
Fidelity Central Funds (cost $18,897,303)	18,897,303
Total Investment in Securities (cost $1,178,879,790)		$1,272,762,893
Receivable for investments sold		6,387,760
Receivable for fund shares sold		1,358,421
Dividends receivable		1,854,076
Distributions receivable from Fidelity Central Funds		21,936
Receivable for daily variation margin on futures contracts		21,231
Total assets		1,282,406,317
Liabilities
Payable for investments purchased	$6,237,097
Payable for fund shares redeemed	1,429,861
Accrued management fee	615,798
Collateral on securities loaned	10,804,197
Total liabilities		19,086,953
Net Assets		$1,263,319,364
Net Assets consist of:
Paid in capital		$1,139,523,424
Total distributable earnings (loss)		123,795,940
Net Assets, for 86,595,447 shares outstanding		$1,263,319,364
Net Asset Value, offering price and redemption price per share ($1,263,319,364 ÷ 86,595,447 shares)		$14.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$23,769,624
Interest		20,507
Income from Fidelity Central Funds (including $14,036 from security lending)		275,445
Total income		24,065,576
Expenses
Management fee	$6,923,778
Independent trustees' fees and expenses	6,941
Interest	1,394
Commitment fees	3,167
Total expenses before reductions	6,935,280
Expense reductions	(187)
Total expenses after reductions		6,935,093
Net investment income (loss)		17,130,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,142,442
Fidelity Central Funds	998
Futures contracts	(658,237)
Total net realized gain (loss)		27,485,203
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(82,449,326)
Futures contracts	(180,394)
Total change in net unrealized appreciation (depreciation)		(82,629,720)
Net gain (loss)		(55,144,517)
Net increase (decrease) in net assets resulting from operations		$(38,014,034)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,130,483	$20,809,115
Net realized gain (loss)	27,485,203	97,906,251
Change in net unrealized appreciation (depreciation)	(82,629,720)	73,686,124
Net increase (decrease) in net assets resulting from operations	(38,014,034)	192,401,490
Distributions to shareholders	(100,749,904)	–
Distributions to shareholders from net investment income	–	(16,317,390)
Distributions to shareholders from net realized gain	–	(56,685,523)
Total distributions	(100,749,904)	(73,002,913)
Share transactions
Proceeds from sales of shares	323,476,818	223,076,939
Reinvestment of distributions	95,690,621	68,383,542
Cost of shares redeemed	(306,502,044)	(305,302,063)
Net increase (decrease) in net assets resulting from share transactions	112,665,395	(13,841,582)
Total increase (decrease) in net assets	(26,098,543)	105,556,995
Net Assets
Beginning of period	1,289,417,907	1,183,860,912
End of period	$1,263,319,364	$1,289,417,907
Other Information
Undistributed net investment income end of period		$11,923,900
Shares
Sold	22,114,078	14,135,009
Issued in reinvestment of distributions	7,238,322	4,408,997
Redeemed	(21,299,474)	(19,306,709)
Net increase (decrease)	8,052,926	(762,703)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Enhanced Index Fund

Years ended August 31,	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$16.42	$14.93	$14.77	$11.98	$14.16	$13.60
Income from Investment Operations
Net investment income (loss)D	.21	.26	.12	.21	.18	.15
Net realized and unrealized gain (loss)	(.71)	2.17	.13	2.76	(1.70)	1.73
Total from investment operations	(.50)	2.43	.25	2.97	(1.52)	1.88
Distributions from net investment income	(.25)	(.21)	(.02)	(.18)	(.14)	(.10)
Distributions from net realized gain	(1.09)	(.73)	(.07)	–	(.51)	(1.22)
Total distributions	(1.33)E	(.94)	(.09)	(.18)	(.66)F	(1.32)
Redemption fees added to paid in capitalD	–	–	–G	–G	–G	–G
Net asset value, end of period	$14.59	$16.42	$14.93	$14.77	$11.98	$14.16
Total ReturnH,I	(2.19)%	16.67%	1.72%	24.85%	(11.02)%	15.22%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.59%	.59%	.59%L	.60%	.60%	.60%
Expenses net of fee waivers, if any	.59%	.59%	.59%L	.60%	.60%	.60%
Expenses net of all reductions	.59%	.59%	.59%L	.60%	.60%	.60%
Net investment income (loss)	1.46%	1.64%	1.62%L	1.53%	1.34%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,263,319	$1,289,418	$1,183,861	$1,176,023	$805,242	$608,475
Portfolio turnover rateM	90%	108%	94%L	87%	88%	89%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $1.33 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $1.085 per share.

 F Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Enhanced Index Fund	(6.51)%	2.08%	5.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Enhanced Index Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$17,126	Fidelity® International Enhanced Index Fund
$16,552	MSCI EAFE Index

Fidelity® International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index returned -3.09% for the year ending August 31, 2019, as performance reflected a confluence of negative factors, including escalating trade tension, lackluster global economic growth, uncertainty about the U.K.’s planned “Brexit” from the European Union and reports of slowing in China’s economy. In late December, the U.S. Federal Reserve shifted from raising interest rates to a more dovish policy in 2019, joining many foreign central banks that had been cutting rates. Sentiment driven by geopolitical factors, including elections and trade disputes, ebbed and flowed in 2019 – resulting in increased volatility and a negative return for international equities. In June, stocks rebounded 6.06%, as policy stimulus in China stabilized that country’s economic growth trajectory. In July, the Fed cut its policy rate for the first time since 2007. However, the index returned -1.21% for the month, followed by a -3.08% return in August, and ended the final three months of the period with a 1.53% gain. For the full 12 months, seven sectors had negative performance, with energy (-10%), materials (-7%) and financials (-6%) faring worst. Conversely, four sectors had a positive return, led by utilities (+11%) and consumer staples (+7%). By region, Japan and the U.K. each returned about -5%, followed by emerging markets (-4%) and Europe ex U.K (-1%). Both Canada and Asia Pacific ex Japan eked out a modest gain of about 1%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund returned -6.51%, trailing the -3.04% return of the benchmark MSCI EAFE Index. Security selection in the industrials, consumer discretionary and information technology sectors hampered the fund's relative result most during the reporting period, as did a broadly stronger U.S. dollar. Conversely, a combination of favorable investment choices and a beneficial underweighting in the lagging financials sector modestly contributed. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close in trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE Index does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) Individually, the portfolio's biggest detractor was German chemicals company Covestro (-45%), which struggled in a challenging business and global economic environment. Another stock that weighed on performance was Eisai (-42%), a Japanese pharmaceutical stock that fell sharply in March, after news broke of an unsuccessful trial of an Alzheimer's-disease treatment the company was co-developing. Further weighing on the fund's return was German bearings maker Schaeffler (-47%), whose earnings proved disappointing to investors due to weak demand. Meanwhile, several mining stocks in the portfolio gained ground in response to often-rising commodity prices. These included the fund's stakes in BHP Group (+12%), Rio Tinto (+21%) and Fortescue Metals (+45%), each of which were meaningful contributors the past 12 months.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of August 31, 2019
Japan	23.3%
United Kingdom	16.2%
France	11.8%
Switzerland	8.4%
Germany	7.3%
Australia	6.1%
Netherlands	5.2%
Spain	4.0%
Italy	2.5%
Other*	15.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of August 31, 2019

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	3.0
Novartis AG (Switzerland, Pharmaceuticals)	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9
Diageo PLC (United Kingdom, Beverages)	1.2
HSBC Holdings PLC (United Kingdom, Banks)	1.2
Unilever NV (Netherlands, Personal Products)	1.1
Allianz SE (Germany, Insurance)	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.1
CSL Ltd. (Australia, Biotechnology)	1.1
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
14.6

Top Market Sectors as of August 31, 2019

% of fund's net assets
Financials	16.9
Industrials	14.1
Health Care	13.7
Consumer Staples	13.5
Consumer Discretionary	9.7
Communication Services	7.1
Information Technology	6.8
Materials	5.3
Utilities	4.3
Energy	3.6

Fidelity® International Enhanced Index Fund

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 6.1%
Aurizon Holdings Ltd.	1,911,034	$7,606,086
BHP Billiton Ltd.	490,272	12,034,894
Cimic Group Ltd.	6,508	135,867
Coca-Cola Amatil Ltd.	1,066,002	7,803,563
Cochlear Ltd.	4,099	601,783
Commonwealth Bank of Australia	55,355	2,946,891
CSL Ltd.	96,693	15,684,949
DEXUS Property Group unit	167,752	1,457,346
Fortescue Metals Group Ltd.	1,586,094	8,545,240
Goodman Group unit	178,065	1,741,208
Macquarie Group Ltd.	102,329	8,534,244
Newcrest Mining Ltd.	78,629	1,959,250
Rio Tinto Ltd.	113,077	6,669,366
Telstra Corp. Ltd.	604,129	1,513,485
The GPT Group unit	110,753	476,608
Vicinity Centres unit	168,198	293,377
Wesfarmers Ltd.	152,023	4,003,054
Woodside Petroleum Ltd.	355,068	7,682,943
Woolworths Group Ltd.	79,266	2,016,226

TOTAL AUSTRALIA		91,706,380

Austria - 0.0%
Verbund AG	11,133	662,564
Belgium - 2.1%
Ageas	116,047	6,211,269
Anheuser-Busch InBev SA NV	157,502	14,887,002
Colruyt NV	51,365	2,629,002
KBC Groep NV	22,587	1,306,748
Proximus	10,905	322,280
UCB SA	87,945	6,566,805

TOTAL BELGIUM		31,923,106

Bermuda - 0.1%
Kerry Properties Ltd.	512,423	1,724,573
Cayman Islands - 1.1%
Cheung Kong Property Holdings Ltd.	1,349,828	9,141,489
Melco Crown Entertainment Ltd. sponsored ADR	41,532	863,866
Sands China Ltd.	1,512,400	6,846,994

TOTAL CAYMAN ISLANDS		16,852,349

Denmark - 1.9%
Carlsberg A/S Series B	29,025	4,284,520
Coloplast A/S Series B	20,549	2,447,265
H Lundbeck A/S	95,056	3,460,632
Novo Nordisk A/S Series B	335,820	17,497,021
Vestas Wind Systems A/S	16,302	1,197,802

TOTAL DENMARK		28,887,240

Finland - 0.0%
Fortum Corp.	23,695	521,100
Orion Oyj (B Shares)	730	27,094

TOTAL FINLAND		548,194

France - 11.8%
Arkema SA	33,249	2,914,615
Atos Origin SA	19,010	1,439,106
AXA SA	492,209	11,286,634
bioMerieux SA	11,483	933,278
BNP Paribas SA	279,196	12,585,014
Capgemini SA	28,456	3,413,619
CNP Assurances	171,316	3,110,466
Compagnie de St. Gobain	247,712	8,935,175
Danone SA	25,031	2,242,511
Dassault Aviation SA	433	615,800
Dassault Systemes SA	61,953	8,725,662
EDF SA	283,032	3,441,949
Eiffage SA	50,132	5,192,395
Eurazeo SA	21,018	1,389,455
Eutelsat Communications	300,527	5,225,254
Faurecia SA	8,626	376,846
Hermes International SCA	14,236	9,716,213
Kering SA	14,868	7,196,433
L'Oreal SA	53,919	14,731,956
Legrand SA	11,033	778,720
LVMH Moet Hennessy Louis Vuitton SE	16,669	6,647,368
Orange SA	683,957	10,391,643
Peugeot Citroen SA	401,859	8,979,012
Publicis Groupe SA (a)	171,571	8,230,820
Rexel SA	392,596	4,163,807
Sanofi SA	39,493	3,392,753
Sartorius Stedim Biotech	8,128	1,257,777
Schneider Electric SA	150,981	12,646,762
Societe Generale Series A	204,457	5,175,757
Thales SA	14,455	1,670,494
Total SA	117,392	5,862,404
Veolia Environnement SA	139,186	3,327,149
Wendel SA	6,301	882,952
Worldline SA (b)(c)	1	69

TOTAL FRANCE		176,879,868

Germany - 6.8%
adidas AG	8,349	2,474,759
Allianz SE	77,017	16,997,959
BASF AG	18,326	1,212,576
Bayer AG	2,513	186,776
Bayer AG sponsored ADR	4,967	92,436
Beiersdorf AG	69,806	8,784,473
Carl Zeiss Meditec AG	22,763	2,624,354
Continental AG	64,028	7,726,787
Covestro AG (c)	171,838	7,779,084
Deutsche Borse AG	3,149	462,693
Evonik Industries AG	24,207	616,697
Fraport AG Frankfurt Airport Services Worldwide	4,034	336,862
Hannover Reuck SE	18,655	2,968,802
HeidelbergCement Finance AG	2,272	157,414
Henkel AG & Co. KGaA	10,042	927,631
Infineon Technologies AG	25,067	434,434
Knorr-Bremse AG	16,090	1,502,939
Metro AG (b)	365,583	1,866,333
Metro Wholesale & Food Specialist AG	94,167	1,457,199
MTU Aero Engines Holdings AG	32,034	8,741,890
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,708	3,522,316
ProSiebenSat.1 Media AG	232,992	3,070,207
RWE AG	69,031	1,967,863
SAP SE	46,597	5,562,628
SAP SE sponsored ADR	1,240	147,746
Schaeffler AG	762,466	5,170,388
Siemens AG	150,339	15,034,262
Siemens Healthineers AG (c)	7,589	297,846

TOTAL GERMANY		102,125,354

Hong Kong - 2.4%
AIA Group Ltd.	572,632	5,541,222
Henderson Land Development Co. Ltd.	645,584	2,997,980
New World Development Co. Ltd.	712,517	886,693
Sun Hung Kai Properties Ltd.	596,333	8,429,196
Swire Pacific Ltd. (A Shares)	521,813	5,104,635
Swire Properties Ltd.	273,400	896,128
Techtronic Industries Co. Ltd.	848,000	5,849,270
Wharf Holdings Ltd.	1,011,646	2,209,368
Wheelock and Co. Ltd.	804,506	4,666,381

TOTAL HONG KONG		36,580,873

Israel - 1.1%
Bank Leumi le-Israel BM	145,506	991,380
Check Point Software Technologies Ltd. (b)	71,496	7,700,119
CyberArk Software Ltd. (b)	67,514	7,584,523
Mizrahi Tefahot Bank Ltd.	12,999	299,022

TOTAL ISRAEL		16,575,044

Italy - 2.5%
Davide Campari-Milano SpA	25,611	239,960
Enel SpA	1,921,095	13,937,151
Intesa Sanpaolo SpA	1,412,011	3,107,072
Leonardo SpA	142,182	1,739,231
Poste Italiane SpA (c)	758,342	8,144,530
Snam Rete Gas SpA	1,678,583	8,484,450
Terna SpA	279,357	1,753,126

TOTAL ITALY		37,405,520

Japan - 23.3%
ABC-MART, Inc.	3,200	204,528
Advantest Corp.	209,700	8,616,186
Asahi Kasei Corp.	431,130	3,900,806
Astellas Pharma, Inc.	745,225	10,286,705
Bandai Namco Holdings, Inc.	65,600	3,859,368
Calbee, Inc.	49,300	1,503,572
Central Japan Railway Co.	42,700	8,446,750
Dai Nippon Printing Co. Ltd.	91,880	1,988,348
Dai-ichi Mutual Life Insurance Co.	226,467	3,086,781
Daiichi Sankyo Kabushiki Kaisha	35,300	2,331,957
Dainippon Sumitomo Pharma Co. Ltd.	52,484	916,932
Daiwa House Industry Co. Ltd.	184,400	5,783,601
Eisai Co. Ltd.	137,510	7,028,562
Fujifilm Holdings Corp.	116,826	5,002,508
Fujitsu Ltd.	116,255	8,976,700
Hakuhodo DY Holdings, Inc.	118,097	1,744,192
Hitachi High-Technologies Corp.	32,200	1,739,803
Hitachi Ltd.	325,852	11,131,142
Hoya Corp.	129,084	10,509,225
Itochu Corp.	271,851	5,421,154
ITOCHU Techno-Solutions Corp.	11,100	305,933
Japan Post Bank Co. Ltd.	10,300	93,852
Japan Post Holdings Co. Ltd.	899,177	8,176,260
Japan Real Estate Investment Corp.	1,259	8,378,717
Kamigumi Co. Ltd.	177,100	4,149,310
KDDI Corp.	474,120	12,628,576
Keio Corp.	6,200	387,518
Kintetsu Group Holdings Co. Ltd.	5,500	273,874
Konica Minolta, Inc.	200,613	1,427,622
Marubeni Corp.	750,250	4,788,860
Medipal Holdings Corp.	340,157	7,226,755
Mitsubishi Electric Corp.	676,258	8,170,350
Mitsubishi Estate Co. Ltd.	51,589	987,735
Mitsubishi Heavy Industries Ltd.	88,400	3,321,813
Mitsubishi UFJ Financial Group, Inc.	2,773,612	13,350,093
Mitsubishi UFJ Lease & Finance Co. Ltd.	833,871	4,505,502
Mitsui & Co. Ltd.	264,742	4,144,265
Mizuho Financial Group, Inc.	6,453,613	9,377,350
Nexon Co. Ltd. (b)	218,600	2,940,457
Nikon Corp.	71,300	882,567
Nippon Telegraph & Telephone Corp.	229,185	10,993,804
Nomura Holdings, Inc.	2,160,500	8,709,087
Nomura Research Institute Ltd.	243,200	4,837,216
NTT DOCOMO, Inc.	446,060	11,261,194
OBIC Co. Ltd.	60,500	6,919,330
Oriental Land Co. Ltd.	35,000	5,096,720
ORIX Corp.	419,632	6,197,605
Otsuka Corp.	209,600	7,783,424
Rakuten, Inc.	879,600	8,288,037
Recruit Holdings Co. Ltd.	10,719	324,794
Resona Holdings, Inc.	680,400	2,670,747
Sankyo Co. Ltd. (Gunma)	16,400	567,327
Seibu Holdings, Inc.	56,200	953,816
Sekisui House Ltd.	306,400	5,438,106
Shin-Etsu Chemical Co. Ltd.	41,300	4,159,914
Shionogi & Co. Ltd.	157,251	8,429,844
Showa Denko K.K.	7,600	196,161
SoftBank Corp.	577,900	8,108,062
SoftBank Corp.	114,900	5,217,467
Sony Corp. sponsored ADR	10,119	575,872
Sumitomo Corp.	209,419	3,139,264
Sumitomo Mitsui Financial Group, Inc.	374,192	12,261,617
Suzuken Co. Ltd.	43,065	2,314,691
Teijin Ltd.	40,400	726,352
Tokio Marine Holdings, Inc.	31,800	1,637,969
Tokyo Electric Power Co., Inc. (b)	1,065,280	5,073,956
Toppan Printing Co. Ltd.	36,500	581,677
Toyo Suisan Kaisha Ltd.	61,400	2,499,694
Toyota Motor Corp.	206,959	13,552,912
USS Co. Ltd.	33,700	636,980
West Japan Railway Co.	29,100	2,451,593
Yahoo! Japan Corp.	45,500	113,927
Yamazaki Baking Co. Ltd.	50,900	884,467

TOTAL JAPAN		350,599,855

Netherlands - 5.2%
ABN AMRO Group NV GDR (c)	184,425	3,280,575
Airbus Group NV	64,529	8,891,672
ASML Holding NV (Netherlands)	20,247	4,503,070
EXOR NV	116,848	7,897,940
Heineken Holding NV	67,175	6,640,890
Heineken NV (Bearer)	30,504	3,243,920
ING Groep NV (Certificaten Van Aandelen)	22,337	213,400
Koninklijke Ahold Delhaize NV	14,382	336,904
Koninklijke Philips Electronics NV	260,334	12,270,666
NXP Semiconductors NV	16,680	1,703,695
Randstad NV	49,092	2,290,371
Unilever NV	279,460	17,340,019
Wolters Kluwer NV	133,297	9,598,684

TOTAL NETHERLANDS		78,211,806

New Zealand - 0.0%
Fisher & Paykel Healthcare Corp.	29,585	310,381
Meridian Energy Ltd.	89,410	280,559

TOTAL NEW ZEALAND		590,940

Norway - 0.5%
Equinor ASA	299,699	5,124,240
Gjensidige Forsikring ASA	46,575	899,330
Orkla ASA	112,073	1,027,231
Telenor ASA	41,293	847,866

TOTAL NORWAY		7,898,667

Singapore - 2.2%
ComfortDelgro Corp. Ltd.	3,325,467	5,870,938
DBS Group Holdings Ltd.	373,500	6,602,021
Genting Singapore Ltd.	8,085,160	5,185,222
Singapore Exchange Ltd.	200,100	1,182,360
Singapore Technologies Engineering Ltd.	326,155	925,996
United Overseas Bank Ltd.	457,655	8,231,359
Yangzijiang Shipbuilding Holdings Ltd.	6,935,746	4,548,030

TOTAL SINGAPORE		32,545,926

Spain - 4.0%
ACS Actividades de Construccion y Servicios SA	225,731	8,542,024
Aena Sme SA (c)	34,669	6,248,886
Banco Bilbao Vizcaya Argentaria SA	425,619	2,019,204
Banco Santander SA (Spain)	667,712	2,528,748
Enagas SA	213,308	4,654,730
Endesa SA	88,183	2,264,963
Grifols SA	25,821	817,303
Iberdrola SA	1,206,151	12,416,136
Inditex SA	24,625	761,992
Red Electrica Corporacion SA	408,069	8,103,664
Telefonica SA	1,589,593	11,043,633

TOTAL SPAIN		59,401,283

Sweden - 2.4%
Atlas Copco AB:
(A Shares)	68,316	2,040,156
(B Shares)	19,880	529,680
Essity AB Class B	18,488	576,605
H&M Hennes & Mauritz AB (B Shares)	415,976	7,967,189
ICA Gruppen AB	31,306	1,535,213
Sandvik AB	182,944	2,623,565
Securitas AB (B Shares)	134,018	2,006,587
Skandinaviska Enskilda Banken AB (A Shares)	95,230	818,532
SKF AB (B Shares)	449,734	7,256,028
Volvo AB (B Shares)	721,155	9,956,188

TOTAL SWEDEN		35,309,743

Switzerland - 8.4%
ABB Ltd. (Reg.)	8,816	167,646
Adecco SA (Reg.)	35,585	1,871,740
Baloise Holdings AG	11,814	2,013,662
Credit Suisse Group AG	518,532	6,066,905
Nestle SA (Reg. S)	405,650	45,584,693
Novartis AG	319,882	28,838,873
Roche Holding AG (participation certificate)	104,409	28,530,830
Sonova Holding AG Class B	36,718	8,521,470
Swatch Group AG (Bearer)	1,003	271,689
Zurich Insurance Group Ltd.	12,202	4,342,050

TOTAL SWITZERLAND		126,209,558

United Kingdom - 16.2%
3i Group PLC	36,603	488,365
Anglo American PLC (United Kingdom)	314,704	6,793,977
AstraZeneca PLC:
(United Kingdom)	49,751	4,443,833
sponsored ADR	25,246	1,136,827
Auto Trader Group PLC (c)	122,574	792,871
Aviva PLC	908,350	3,921,478
BAE Systems PLC	1,433,917	9,535,735
Barclays PLC	2,373,719	3,954,209
Barratt Developments PLC	1,036,126	7,973,034
Berkeley Group Holdings PLC	56,446	2,690,332
BHP Billiton PLC	443,374	9,591,778
BP PLC	1,020,392	6,214,450
British American Tobacco PLC (United Kingdom)	54,949	1,927,520
BT Group PLC	1,914,380	3,856,739
Burberry Group PLC	306,135	8,061,010
Diageo PLC	437,234	18,719,635
GlaxoSmithKline PLC sponsored ADR	98,193	4,082,865
HSBC Holdings PLC:
(United Kingdom)	325,790	2,345,581
sponsored ADR	446,299	16,022,134
Imperial Tobacco Group PLC	325,063	8,403,176
Investec PLC	227,244	1,167,980
Legal & General Group PLC	1,338,913	3,577,700
Lloyds Banking Group PLC	4,238,837	2,578,982
London Stock Exchange Group PLC	41,965	3,550,922
Meggitt PLC	176,664	1,330,632
Persimmon PLC	289,919	6,711,515
Prudential PLC	172,887	2,881,695
RELX PLC:
(London Stock Exchange)	146,354	3,502,013
sponsored ADR (a)	7,947	191,125
Rio Tinto PLC	196,931	9,981,607
Royal Dutch Shell PLC:
Class A (United Kingdom)	551,980	15,335,780
Class B (United Kingdom)	556,746	15,416,212
Royal Mail PLC	1,251,821	3,139,348
Sage Group PLC	698,177	5,951,890
Schroders PLC	6,724	223,362
Smith & Nephew PLC	406,431	9,739,269
Standard Chartered PLC (United Kingdom)	18,626	140,971
Tate & Lyle PLC	705,799	6,178,324
Taylor Wimpey PLC	2,099,798	3,729,072
Unilever PLC	240,616	15,201,690
United Utilities Group PLC	149,785	1,483,583
Vodafone Group PLC	5,883,502	11,131,695

TOTAL UNITED KINGDOM		244,100,916

TOTAL COMMON STOCKS
(Cost $1,477,935,500)		1,476,739,759

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA	80,613	8,071,252
Sartorius AG (non-vtg.)	1,166	233,103

TOTAL GERMANY		8,304,355

	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19(d)
(Cost $1,199,113)	$1,200,000	1,199,441
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.13% (e)	14,633,880	14,636,807
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	315,613	315,644
TOTAL MONEY MARKET FUNDS
(Cost $14,952,451)		14,952,451
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,502,367,581)		1,501,196,006
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,692,751
NET ASSETS - 100%		$1,505,888,757

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	228	Sept. 2019	$21,020,460	$553,511	$553,511

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,543,861 or 1.8% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,199,441.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$224,499
Fidelity Securities Lending Cash Central Fund	356,297
Total	$580,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$109,434,172	$49,080,859	$60,353,313	$--
Consumer Discretionary	145,824,464	110,288,411	35,536,053	--
Consumer Staples	199,678,848	83,438,874	116,239,974	--
Energy	55,636,029	12,807,183	42,828,846	--
Financials	252,480,754	127,116,054	125,364,700	--
Health Care	203,040,860	87,854,134	115,186,726	--
Industrials	214,254,853	153,587,482	60,667,371	--
Information Technology	103,906,425	93,406,293	10,500,132	--
Materials	77,239,731	40,258,962	36,980,769	--
Real Estate	55,175,035	19,118,592	36,056,443	--
Utilities	68,372,943	31,948,129	36,424,814	--
Government Obligations	1,199,441	--	1,199,441	--
Money Market Funds	14,952,451	14,952,451	--	--
Total Investments in Securities:	$1,501,196,006	$823,857,424	$677,338,582	$--
Derivative Instruments:
Assets
Futures Contracts	$553,511	$553,511	$--	$--
Total Assets	$553,511	$553,511	$--	$--
Total Derivative Instruments:	$553,511	$553,511	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$553,511	$0
Total Equity Risk	553,511	0
Total Value of Derivatives	$553,511	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value (including securities loaned of $300,644) — See accompanying schedule: Unaffiliated issuers (cost $1,487,415,130)	$1,486,243,555
Fidelity Central Funds (cost $14,952,451)	14,952,451
Total Investment in Securities (cost $1,502,367,581)		$1,501,196,006
Foreign currency held at value (cost $769,258)		768,414
Receivable for investments sold		14,422,077
Receivable for fund shares sold		746,460
Dividends receivable		6,863,858
Distributions receivable from Fidelity Central Funds		61,927
Receivable for daily variation margin on futures contracts		101,101
Total assets		1,524,159,843
Liabilities
Payable for investments purchased	$15,028,168
Payable for fund shares redeemed	2,203,551
Accrued management fee	723,723
Collateral on securities loaned	315,644
Total liabilities		18,271,086
Net Assets		$1,505,888,757
Net Assets consist of:
Paid in capital		$1,629,813,374
Total distributable earnings (loss)		(123,924,617)
Net Assets, for 167,738,861 shares outstanding		$1,505,888,757
Net Asset Value, offering price and redemption price per share ($1,505,888,757 ÷ 167,738,861 shares)		$8.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$63,594,825
Interest		4,387
Income from Fidelity Central Funds (including $356,297 from security lending)		580,796
Income before foreign taxes withheld		64,180,008
Less foreign taxes withheld		(4,785,792)
Total income		59,394,216
Expenses
Management fee	$9,075,798
Independent trustees' fees and expenses	9,015
Interest	16,512
Commitment fees	4,227
Total expenses before reductions	9,105,552
Expense reductions	(46)
Total expenses after reductions		9,105,506
Net investment income (loss)		50,288,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(138,150,009)
Fidelity Central Funds	720
Foreign currency transactions	79,045
Futures contracts	(871,796)
Total net realized gain (loss)		(138,942,040)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(19,986,276)
Assets and liabilities in foreign currencies	(41,801)
Futures contracts	448,044
Total change in net unrealized appreciation (depreciation)		(19,580,033)
Net gain (loss)		(158,522,073)
Net increase (decrease) in net assets resulting from operations		$(108,233,363)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,288,710	$30,712,947
Net realized gain (loss)	(138,942,040)	(10,781,844)
Change in net unrealized appreciation (depreciation)	(19,580,033)	(31,900,542)
Net increase (decrease) in net assets resulting from operations	(108,233,363)	(11,969,439)
Distributions to shareholders	(34,087,909)	–
Distributions to shareholders from net investment income	–	(12,641,480)
Distributions to shareholders from net realized gain	–	(2,690,142)
Total distributions	(34,087,909)	(15,331,622)
Share transactions
Proceeds from sales of shares	476,609,275	1,480,868,009
Reinvestment of distributions	20,553,992	14,714,616
Cost of shares redeemed	(540,104,018)	(353,536,211)
Net increase (decrease) in net assets resulting from share transactions	(42,940,751)	1,142,046,414
Redemption fees	–	19,770
Total increase (decrease) in net assets	(185,262,023)	1,114,765,123
Net Assets
Beginning of period	1,691,150,780	576,385,657
End of period	$1,505,888,757	$1,691,150,780
Other Information
Undistributed net investment income end of period		$23,544,715
Shares
Sold	52,495,990	146,438,695
Issued in reinvestment of distributions	2,401,167	1,478,856
Redeemed	(59,211,314)	(35,086,750)
Net increase (decrease)	(4,314,157)	112,830,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Enhanced Index Fund

Years ended August 31,	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$9.73	$8.48	$7.42	$8.77	$8.85
Income from Investment Operations
Net investment income (loss)D	.30	.27	.18	.20	.19	.20
Net realized and unrealized gain (loss)	(.95)	–E	1.07	1.08	(1.38)	(.10)
Total from investment operations	(.65)	.27	1.25	1.28	(1.19)	.10
Distributions from net investment income	(.20)	(.14)F	–	(.20)	(.16)	(.16)
Distributions from net realized gain	–	(.03)F	–	(.02)	–E	(.02)
Total distributions	(.20)	(.17)	–	(.22)	(.16)	(.18)
Redemption fees added to paid in capitalD	–	–E	–E	–E	–E	–E
Net asset value, end of period	$8.98	$9.83	$9.73	$8.48	$7.42	$8.77
Total ReturnG,H	(6.51)%	2.71%	14.74%	17.31%	(13.71)%	1.25%
Ratios to Average Net AssetsI,J
Expenses before reductions	.59%	.59%	.59%K	.62%	.62%	.62%
Expenses net of fee waivers, if any	.59%	.59%	.59%K	.62%	.62%	.62%
Expenses net of all reductions	.59%	.59%	.59%K	.62%	.62%	.62%
Net investment income (loss)	3.27%	2.69%	3.86%K	2.53%	2.27%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,505,889	$1,691,151	$576,386	$271,576	$152,699	$105,360
Portfolio turnover rateL	103%	66%	70%K	75%	77%	75%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for Fidelity Large Cap Growth Enhanced Index Fund. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain deemed distributions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$793,067,776	$332,225,460	$(17,561,255)	$314,664,205
Fidelity Large Cap Value Enhanced Index Fund	3,474,111,974	481,668,262	(143,695,508)	337,972,754
Fidelity Large Cap Core Enhanced Index Fund	676,204,006	188,484,145	(23,315,159)	165,168,986
Fidelity Mid Cap Enhanced Index Fund	1,181,226,186	162,660,045	(71,123,338)	91,536,707
Fidelity International Enhanced Index Fund	1,511,932,465	95,512,749	(105,142,186)	(9,629,437)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$6,567,362	$18,018,738	$–	$314,664,205
Fidelity Large Cap Value Enhanced Index Fund	55,499,309	33,653,294	–	337,972,754
Fidelity Large Cap Core Enhanced Index Fund	10,185,685	1,040,684	–	165,168,986
Fidelity Mid Cap Enhanced Index Fund	9,716,536	22,542,700	–	91,536,707
Fidelity International Enhanced Index Fund	38,295,582	–	(151,436,632)	(9,676,546)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity International Enhanced Index Fund	$(119,475,623)	$(31,961,009)	$(151,436,632)	$(151,436,632)

The tax character of distributions paid was as follows:

August 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$20,441,146	$54,420,537	$74,861,683
Fidelity Large Cap Value Enhanced Index Fund	114,100,411	117,484,298	231,584,709
Fidelity Large Cap Core Enhanced Index Fund	18,063,528	32,574,393	50,637,921
Fidelity Mid Cap Enhanced Index Fund	24,110,443	76,639,461	100,749,904
Fidelity International Enhanced Index Fund	34,087,909	–	34,087,909

August 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$16,688,560	$17,783,747	$34,472,307
Fidelity Large Cap Value Enhanced Index Fund	79,726,187	59,296,349	139,022,536
Fidelity Large Cap Core Enhanced Index Fund	8,524,955	12,291,796	20,816,751
Fidelity Mid Cap Enhanced Index Fund	16,549,391	56,453,522	73,002,913
Fidelity International Enhanced Index Fund	15,145,025	186,597	15,331,622

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts . Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity International Enhanced Index Fund and Fidelity Mid Cap Enhanced Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	922,590,753	986,084,592
Fidelity Large Cap Value Enhanced Index Fund	3,435,514,862	3,535,130,944
Fidelity Large Cap Core Enhanced Index Fund	696,993,056	599,505,841
Fidelity Mid Cap Enhanced Index Fund	1,093,663,223	1,056,061,103
Fidelity International Enhanced Index Fund	1,572,698,823	1,607,459,874

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. During January 2019, the Board approved to change the investment adviser from FMR Co., Inc. to Fidelity Management & Research Company effective February 1, 2019. There was no change to the management fee.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity International Enhanced Index Fund	.59%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$105,715,500	2.50%	$14,664
Fidelity Mid Cap Enhanced Index Fund	Borrower	$18,805,000	2.67%	$1,394
Fidelity International Enhanced Index Fund	Borrower	$8,152,846	2.57%	$15,146

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$2,913
Fidelity Large Cap Value Enhanced Index Fund	9,902
Fidelity Large Cap Core Enhanced Index Fund	2,056
Fidelity Mid Cap Enhanced Index Fund	3,167
Fidelity International Enhanced Index Fund	4,227

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Fidelity Large Cap Growth Enhanced Index Fund	$14	$–
Fidelity Large Cap Value Enhanced Index Fund	$451	$3
Fidelity Large Cap Core Enhanced Index Fund	$13	$–
Fidelity Mid Cap Enhanced Index Fund	$84	$–
Fidelity International Enhanced Index Fund	$47	$–

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Enhanced Index Fund	$8,478,000	2.90%	$1,366

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$715
Fidelity Large Cap Value Enhanced Index Fund	1,934
Fidelity Large Cap Core Enhanced Index Fund	546
Fidelity Mid Cap Enhanced Index Fund	187
Fidelity International Enhanced Index Fund	46

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 46% of the total outstanding shares of Fidelity Large Cap Value Enhanced Index Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (five of the funds constituting Fidelity Commonwealth Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Michael E. Wiley each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2018

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2018

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2018

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2018

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Actual		$1,000.00	$1,068.10	$2.03
Hypothetical-C		$1,000.00	$1,023.24	$1.99
Fidelity Large Cap Value Enhanced Index Fund	.39%
Actual		$1,000.00	$1,013.40	$1.98
Hypothetical-C		$1,000.00	$1,023.24	$1.99
Fidelity Large Cap Core Enhanced Index Fund	.39%
Actual		$1,000.00	$1,039.60	$2.00
Hypothetical-C		$1,000.00	$1,023.24	$1.99
Fidelity Mid Cap Enhanced Index Fund	.59%
Actual		$1,000.00	$1,010.40	$2.99
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Fidelity International Enhanced Index Fund	.59%
Actual		$1,000.00	$974.00	$2.94
Hypothetical-C		$1,000.00	$1,022.23	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Growth Enhanced Index Fund	$26,098,115
Fidelity Large Cap Value Enhanced Index Fund	$52,700,333
Fidelity Large Cap Core Enhanced Index Fund	$1,082,294
Fidelity Mid Cap Enhanced Index Fund	$27,034,589
Fidelity International Enhanced Index Fund	$0

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Large Cap Growth Enhanced Index Fund
December 7, 2018	73%
Fidelity Large Cap Value Enhanced Index Fund
December 7, 2018	77%
December 28, 2018	96%
Fidelity Large Cap Core Enhanced Index Fund
December 7, 2018	74%
Fidelity Mid Cap Enhanced Index Fund
December 7, 2018	74%
Fidelity International Enhanced Index Fund
December 7, 2018	0%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Large Cap Growth Enhanced Index Fund
December 7, 2018	76%
Fidelity Large Cap Value Enhanced Index Fund
December 7, 2018	79%
December 28, 2018	99%
Fidelity Large Cap Core Enhanced Index Fund
December 7, 2018	76%
Fidelity Mid Cap Enhanced Index Fund
December 7, 2018	76%
Fidelity International Enhanced Index Fund
December 7, 2018	99%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Enhanced Index Fund	12/10/2018	$0.2201	$0.0201

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

GEI-ANN-1019
1.855140.113

Item 2.

Code of Ethics

As of the end of the period, August 31, 2019, Fidelity Commonwealth Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Mid Cap Enhanced Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$45,000	$3,600	$3,700	$1,700
Fidelity Large Cap Core Enhanced Index Fund	$45,000	$3,600	$3,700	$1,600
Fidelity Large Cap Growth Enhanced Index Fund	$45,000	$3,600	$3,700	$1,600
Fidelity Large Cap Value Enhanced Index Fund	$45,000	$3,600	$5,300	$1,600
Fidelity Mid Cap Enhanced Index Fund	$45,000	$3,600	$3,700	$1,600

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$40,000	$3,400	$6,300	$1,700
Fidelity Large Cap Core Enhanced Index Fund	$40,000	$3,300	$3,700	$1,700
Fidelity Large Cap Growth Enhanced Index Fund	$40,000	$3,300	$5,300	$1,700
Fidelity Large Cap Value Enhanced Index Fund	$40,000	$3,300	$3,700	$1,700
Fidelity Mid Cap Enhanced Index Fund	$40,000	$3,300	$3,700	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2019A	August 31, 2018A
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2019A	August 31, 2018A
PwC	$12,500,000	$10,950,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2019